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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-7986

                          The Alger Institutional Funds
               (Exact name of registrant as specified in charter)

                    111 Fifth Avenue New York, New York 10003
               (Address of principal executive offices) (Zip code)

                              Mr. Frederick A. Blum

                           Fred Alger Management, Inc.

                                111 Fifth Avenue

                            New York, New York 10003
                     (Name and address of agent for service)

Registrant's telephone number, including area code:212-806-8800

Date of fiscal year end: October 31

Date of reporting period: April 30, 2004

ITEM 1. REPORT(S) TO STOCKHOLDERS.


                                    THE ALGER
                               INSTITUTIONAL FUNDS
                     (FORMERLY THE ALGER INSTITUTIONAL FUND)


                 ALGER LARGECAP GROWTH INSTITUTIONAL FUND
                 ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
                   ALGER MIDCAP GROWTH INSTITUTIONAL FUND
            ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
                        ALGER BALANCED INSTITUTIONAL FUND
     ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND






                               SEMI-ANNUAL REPORT
                                 APRIL 30, 2004
                                   (UNAUDITED)

                                  [ALGER LOGO]

Dear Shareholders,

                                                                   June 10, 2004


      Early in 2004, the economy shifted into high gear. In addition to some of the strongest economic data in four years, corporate earnings consistently beat Wall Street's expectations. Consumer spending continued to fuel various aspects of the economy; industrial production soared; and after a multi-year drought, companies began to ramp up their spending.

      The housing market also remained strong, as people took advantage of low interest rates. Even the employment situation improved, although job growth lagged the economic recovery and did not begin to show signs of real strength until March.

      The equity markets, however, had an ambivalent reaction to the positive economic data. Initially, there was some exuberance, and the markets rose steadily through February. Then, the difficult situation in Iraq, oil price increases, and a fear of rising interest rates led to a cooling of investor sentiment. Even with the pullback in early spring, for the six months ended April 30, 2004, the Dow rose 5.43%, the S&P 500 was up 6.27%, and the NASDAQ was down .42%.

      Looking ahead, as we enter the heart of the 2004 presidential election, politics and international security will dominate the headlines, along with high-profile events such as the Democratic and Republican Party conventions, the 2004 Olympic Games in Athens, and the transition of power in Iraq. It is likely that these events will continue to distract investors.

      Nevertheless, we believe that the economy and the markets remain strong. Rising interest rates may have a short-term dampening effect, but we expect growth over the next six months to be very robust. In fact, we believe that many of the growth companies we follow will experience as much as 15% to 25% annual earnings growth between 2004 and 2006. Over time, shareholders of those companies should reap the benefits of that growth.

      Finally, we want to thank you for the confidence you have placed in Alger Management. It is our goal not only to find the best investments for you, but also to continue to earn your trust in every aspect of our business.

      Respectfully submitted,

      /s/ Dan C. Chung
      ------------------------
      Dan C. Chung
      Chief Investment Officer

THE ALGER INSTITUTIONAL FUNDS                                                -2-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

    SHARES     COMMON STOCKS--99.3%                                      VALUE
   ---------                                                            --------
               BEVERAGES--2.1%
      40,700   Anheuser-Busch Companies, Inc. ...................    $ 2,085,468
                                                                     -----------
               BIOTECHNOLOGY--6.1%
      30,400   Biogen Idec Inc.* ................................      1,793,600
      18,950   Genentech, Inc.* .................................      2,327,060
      30,100   ICOS Corporation*+ ...............................        962,899
      58,100   Millennium Pharmaceuticals, Inc.* ................        870,919
                                                                     -----------
                                                                       5,954,478
                                                                     -----------
               CAPITAL MARKETS--3.7%
      15,750   Affiliated Managers Group, Inc.*+ ................        767,025
      15,500   Goldman Sachs Group, Inc. ........................      1,499,625
      26,000   T. Rowe Price Group Inc. .........................      1,333,280
                                                                     -----------
                                                                       3,599,930
                                                                     -----------
               CHEMICALS--1.0%
      25,000   Dow Chemical Co. .................................        992,250
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--1.9%
      39,900   First Data Corporation ...........................      1,811,061
                                                                     -----------
               COMMUNICATION EQUIPMENT--4.3%
      50,200   Advanced Fibre Communications, Inc.* .............        838,340
     137,000   Cisco Systems, Inc.* .............................      2,859,190
      43,400   Corning Incorporated* ............................        478,702
                                                                     -----------
                                                                       4,176,232
                                                                     -----------
               COMPUTERS & PERIPHERALS--.7%
      57,550   EMC Corporation* .................................        642,258
                                                                     -----------
               CONSUMER FINANCE--1.5%
      30,100   American Express Company .........................      1,473,395
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--.3%
       6,900   BJ Services Company* .............................        307,050
                                                                     -----------
               FOOD & STAPLES RETAILING--2.4%
      40,100   Wal-Mart Stores, Inc. ............................      2,285,700
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--4.7%
      55,350   Boston Scientific Corporation* ...................      2,279,866
       7,700   Guidant Corporation ..............................        485,177
      34,800   Medtronic, Inc. ..................................      1,756,008
                                                                     -----------
                                                                       4,521,051
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--7.2%
      22,900   Aetna Inc. .......................................      1,894,975
      11,800   Anthem, Inc.* ....................................      1,045,244
      60,500   Caremark Rx, Inc.* ...............................      2,047,925
      25,200   HCA Inc. .........................................      1,023,876
      26,200   PacifiCare Health Systems, Inc.*+ ................        936,912
                                                                     -----------
                                                                       6,948,932
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                                -3-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)

APRIL 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               HOTELS, RESTAURANTS & LEISURE--3.1%
      34,000   International Game Technology ....................    $ 1,283,160
      24,500   Royal Caribbean Cruises Ltd.+ ....................        992,985
      18,200   Starwood Hotels & Resorts Worldwide, Inc. ........        724,178
                                                                     -----------
                                                                       3,000,323
                                                                     -----------
               HOUSEHOLD PRODUCTS--1.6%
      20,800   Fortune Brands, Inc. .............................      1,586,000
                                                                     -----------
               INDUSTRIAL CONGLOMERATES--5.0%
      66,500   General Electric Company .........................      1,991,675
     105,550   Tyco International Ltd. ..........................      2,897,348
                                                                     -----------
                                                                       4,889,023
                                                                     -----------
               INFORMATION TECHNOLOGY SERVICES--2.1%
      45,800   Automatic Data Processing, Inc. ..................      2,006,498
                                                                     -----------
               INSURANCE--2.1%
      28,150   American International Group, Inc. ...............      2,016,947
                                                                     -----------
               INTERNET & CATALOG RETAIL--6.4%
      34,550   Amazon.com, Inc.*+ ...............................      1,501,543
      33,400   eBay Inc.* .......................................      2,665,988
      80,800   NetFlix Inc.*+ ...................................      2,043,432
                                                                     -----------
                                                                       6,210,963
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--2.9%
      56,100   Yahoo! Inc.* .....................................      2,830,806
                                                                     -----------
               MACHINERY--.6%
      13,450   Dover Corporation ................................        538,403
                                                                     -----------
               MEDIA--6.8%
      80,333   DIRECTV Group, Inc. (The)* .......................      1,437,961
      29,900   Disney (Walt) Company ............................        688,597
      17,500   Gannett Co., Inc. ................................      1,516,900
      18,300   Viacom Inc. Cl. B ................................        707,295
      92,350   XM Satellite Radio Holdings Inc. Cl. A*+ .........      2,212,706
                                                                     -----------
                                                                       6,563,459
                                                                     -----------
               MULTILINE RETAIL--2.8%
      63,500   Target Corporation ...............................      2,753,995
                                                                     -----------
               OIL & GAS--1.3%
      21,075   Devon Energy Corporation .........................      1,289,790
                                                                     -----------
               PHARMACEUTICALS--5.1%
     114,900   Pfizer Inc. ......................................      4,108,824
      13,850   Teva Pharmaceutical Industries Ltd. ADR# .........        852,606
                                                                     -----------
                                                                       4,961,430
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--14.2%
      58,300   Advanced Micro Devices, Inc.* ....................        829,026
      99,700   Altera Corporation* ..............................      1,994,997
      41,400   Analog Devices, Inc. .............................      1,763,640
     162,050   Applied Materials, Inc.* .........................      2,954,171

THE ALGER INSTITUTIONAL FUNDS                                                -4-
ALGER LARGECAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30,2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT (CONTINUED)
      24,700   Broadcom Corporation Cl. A* ......................   $   932,672
      70,650   Linear Technology Corporation ....................     2,517,260
      23,600   Novellus Systems, Inc.* ..........................       683,456
     104,300   Teradyne, Inc.* ..................................     2,125,634
                                                                  -------------
                                                                     13,800,856
                                                                  -------------
               SOFTWARE--7.7%
     150,700   Microsoft Corporation ............................     3,913,679
     170,000   Oracle Corporation* ..............................     1,907,400
      61,850   VERITAS Software Corporation* ....................     1,649,540
                                                                  -------------
                                                                      7,470,619
                                                                  -------------
               SPECIALTY RETAIL--1.0%
      28,750   Home Depot, Inc. .................................     1,011,713
                                                                  -------------
               TEXTILES, APPAREL & LUXURY GOODS--.7%
       9,600   NIKE, Inc. Cl. B .................................       690,720
                                                                  -------------
               Total Common Stocks
                 (Cost $93,118,601) .............................    96,419,350
                                                                  -------------
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--8.2%
  ----------
               U.S. AGENCY OBLIGATIONS--1.3%
  $1,280,000   Student Loan Marketing Association, 0.76%, 5/3/04
                 (Cost $1,279,946) ..............................     1,279,946
                                                                  -------------
    SHARES     OTHER SHORT-TERM INVESTMENTS--6.9%
  ----------
   6,704,664   Securities Lending Quality Trust
                 (Cost $6,704,664)(b) ...........................     6,704,664
                                                                  -------------
               Total Short-Term Investments
                 (Cost $7,984,610) ..............................     7,984,610
                                                                  -------------
Total Investments
(Cost $101,103,211)(a) ................................    107.5%   104,403,960
Liabilities in Excess of Other Assets .................     (7.5)    (7,256,718)
                                                           -----  -------------
Net Assets ............................................    100.0% $  97,147,242
                                                           =====  =============



------------------
 *   Non-income producing security.

 +   Securities partially or fully on loan.

 #   American Depositary Receipts.

 (a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $101,859,165, amounted to $2,544,795 which consisted of aggregate gross unrealized appreciation of $7,537,088 and aggregate gross unrealized depreciation of $4,992,293.

 (b) Represents investments of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                                -5-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

    SHARES     COMMON STOCKS--90.3%                                      VALUE
   ---------                                                            --------
               AEROSPACE & DEFENSE--1.1%
      18,050   Alliant Techsystems Inc.* ........................    $ 1,070,185
                                                                     -----------
               AIR FREIGHT & LOGISTICS--1.1%
      33,900   J.B. Hunt Transport Services, Inc.* ..............      1,073,274
                                                                     -----------
               BIOTECHNOLOGY--6.0%
      53,600   Alkermes, Inc.* ..................................        821,688
      53,300   Ligand Pharmaceuticals Incorporated Cl. B* .......      1,141,153
      84,600   Medarex Inc.* ....................................        806,238
      26,150   Onyx Pharmaceuticals, Inc.* ......................      1,289,718
      41,600   QLT Inc.* ........................................      1,121,952
      30,400   Telik, Inc.* .....................................        713,488
                                                                     -----------
                                                                       5,894,237
                                                                     -----------
               BUSINESS SERVICES--.5%
      52,700   Digitas Inc.* ....................................        522,257
                                                                     -----------
               CAPITAL MARKETS--2.4%
      22,500   Affiliated Managers Group, Inc.* .................      1,095,750
      40,600   National Financial Partners Corporation ..........      1,268,750
                                                                     -----------
                                                                       2,364,500
                                                                     -----------
               COMMERCIAL BANKS--2.5%
      32,800   UCBH Holdings, Inc. ..............................      1,214,256
      28,700   Westcorp .........................................      1,265,670
                                                                     -----------
                                                                       2,479,926
                                                                     -----------
               COMMERCIAL SERVICES & SUPPLIES--6.6%
      48,900   Asset Acceptance Capital Corp.* ..................        918,342
      25,850   CoStar Group Inc.* ...............................      1,019,266
      34,200   Education Management Corporation* ................      1,212,732
      39,200   First Marblehead Corporation (The)* ..............      1,162,672
      51,100   Gevity HR, Inc. ..................................      1,125,733
      21,900   Universal Technical Institute Inc.* ..............        974,331
                                                                     -----------
                                                                       6,413,076
                                                                     -----------
               COMMUNICATION EQUIPMENT--2.8%
      46,800   Advanced Fibre Communications, Inc.* .............        781,560
     123,450   Brocade Communications Systems, Inc.* ............        660,458
      78,600   Ixia* ............................................        701,898
      26,150   SafeNet, Inc.* ...................................        562,225
                                                                     -----------
                                                                       2,706,141
                                                                     -----------
               COMPUTER SERVICES--2.5%
      35,100   Ascential Software Corporation* ..................        596,700
      79,400   Intelligroup, Inc.*+ .............................        479,576
      53,500   Open Solutions Inc.* .............................      1,323,055
                                                                     -----------
                                                                       2,399,331
                                                                     -----------
               COMPUTERS & PERIPHERALS--1.1%
      23,250   Avid Technology, Inc.* ...........................      1,115,303
                                                                     -----------
               ELECTRIC AND ELECTRONIC EQUIPMENT--1.2%
      24,900   Roper Industries, Inc. ...........................      1,208,895
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)                              -6-
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
      50,200   Trimble Navigation Limited* ......................    $ 1,257,510
                                                                     -----------
               ENERGY--1.2%
      55,300   Swift Energy Company* ............................      1,199,457
                                                                     -----------
               ENERGY EQUIPMENT & SERVICES--1.2%
      54,700   Varco International, Inc.* .......................      1,131,743
                                                                     -----------
               FINANCIAL SERVICES--.9%
      18,850   Piper Jaffray Companies, Inc.* ...................        912,717
                                                                     -----------
               FOOD & STAPLES RETAILING--1.1%
      46,900   NeighborCare, Inc.* ..............................      1,085,266
                                                                     -----------
               HEALTH CARE EQUIPMENT & SUPPLIES--5.1%
      58,650   ALARIS Medical Systems, Inc.* ....................      1,138,983
      21,250   Dade Behring Holdings Inc.* ......................        977,500
      26,400   Immucor, Inc.* ...................................        650,760
      52,900   Intuitive Surgical, Inc.* ........................        854,335
      39,060   Wright Medical Group, Inc.* ......................      1,341,320
                                                                     -----------
                                                                       4,962,898
                                                                     -----------
               HEALTH CARE PROVIDERS & SERVICES--7.3%
      31,200   Accredo Health, Incorporated* ....................      1,205,880
      32,900   LifePoint Hospitals, Inc.* .......................      1,176,504
      35,800   Molina Healthcare Inc.* ..........................      1,276,628
      81,050   PSS World Medical, Inc.* .........................        906,949
      62,400   Psychiatric Solutions, Inc.* .....................      1,450,800
      30,200   Sierra Health Services, Inc.* ....................      1,121,930
                                                                     -----------
                                                                       7,138,691
                                                                     -----------
               HOTELS, RESTAURANTS & LEISURE--5.5%
      41,600   Alliance Gaming Corporation* .....................      1,038,752
      32,975   Applebee's International, Inc. ...................      1,278,771
      30,700   Multimedia Games, Inc.*+ .........................        683,996
      20,000   P.F. Chang's China Bistro, Inc.* .................        977,200
      30,400   Station Casinos, Inc. ............................      1,370,432
                                                                     -----------
                                                                       5,349,151
                                                                     -----------
               INFORMATION TECHNOLOGY
                 CONSULTING & SERVICES--2.1%
      40,150   Alliance Data Systems Corporation* ...............      1,396,016
      70,700   Lionbridge Technologies, Inc.* ...................        637,714
                                                                     -----------
                                                                       2,033,730
                                                                     -----------
               INSURANCE--1.0%
      25,150   Arch Capital Group Ltd.* .........................      1,010,527
                                                                     -----------
               INTERNET SOFTWARE & SERVICES--3.1%
     219,100   Chordiant Software Inc.* .........................        854,490
      71,800   Openwave Systems, Inc.* ..........................        611,736
      17,300   SINA Corp.* ......................................        493,050
      99,300   ValueClick, Inc.* ................................      1,028,748
                                                                     -----------
                                                                       2,988,024
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                                -7-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               MACHINERY--2.1%
      35,000   Actuant Corporation Cl. A* .......................    $ 1,196,300
      27,600   Terex Corporation* ...............................        906,660
                                                                     -----------
                                                                       2,102,960
                                                                     -----------
               MEDIA--3.5%
      18,340   Media General, Inc. Cl. A ........................      1,318,279
      73,900   Playboy Enterprises, Inc. Cl. B* .................        964,395
     121,100   Spanish Broadcasting System, Inc. Cl. A* .........      1,177,092
                                                                     -----------
                                                                       3,459,766
                                                                     -----------
               MEDICAL DEVICES--1.1%
      33,000   Advanced Medical Optics, Inc.* ...................      1,040,820
                                                                     -----------
               OIL & GAS--1.4%
      34,000   Evergreen Resources, Inc.* .......................      1,364,420
                                                                     -----------
               PAPER & FOREST PRODUCTS--1.1%
      45,900   Louisiana-Pacific Corporation ....................      1,082,781
                                                                     -----------
               PHARMACEUTICALS--2.0%
      35,000   Angiotech Pharmaceuticals, Inc.* .................        729,750
      38,500   Medicines Company* ...............................      1,259,335
                                                                     -----------
                                                                       1,989,085
                                                                     -----------
               SEMICONDUCTOR CAPITAL EQUIPMENT--.6%
      37,600   SiRF Technology Holdings, Inc.* ..................        601,600
                                                                     -----------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--5.1%
      77,400   Axcelis Technologies, Inc.* ......................        813,474
      45,100   Brooks Automation, Inc.* .........................        750,464
      57,200   Fairchild Semiconductor International, Inc.* .....      1,113,684
      33,850   Integrated Circuit Systems, Inc.* ................        801,906
      25,450   Power Integrations, Inc.* ........................        626,833
      40,300   Semtech Corporation* .............................        847,106
                                                                     -----------
                                                                       4,953,467
                                                                     -----------
               SOFTWARE--4.3%
      27,037   Fair Isaac Corporation ...........................        911,688
      28,200   Hyperion Solutions Corporation* ..................      1,082,316
      47,300   Quest Software, Inc.* ............................        532,125
      29,100   Take-Two Interactive Software, Inc.* .............        840,699
      69,600   Verity, Inc.* ....................................        863,040
                                                                     -----------
                                                                       4,229,868
                                                                     -----------
               SPECIALTY RETAIL--7.0%
      45,775   Aeropostale, Inc.* ...............................      1,006,592
      31,800   AnnTaylor Stores Corporation* ....................      1,288,854
      34,350   Children's Place Retail Stores, Inc.* ............        904,779
      30,100   Cost Plus Inc.* ..................................      1,089,620
      35,900   Guitar Center Inc.* ..............................      1,490,568
      38,400   PETCO Animal Supplies, Inc.* .....................      1,127,424
                                                                     -----------
                                                                       6,907,837
                                                                     -----------

THE ALGER INSTITUTIONAL FUNDS                                                -8-
ALGER SMALLCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                VALUE
   ---------                                                           --------
               TEXTILES, APPAREL & LUXURY GOODS--.9%
      42,950   Quiksilver, Inc.* ................................   $   929,008
                                                                    ------------
               THRIFTS & MORTGAGE FINANCE--1.8%
      90,883   Bank Mutual Corporation ..........................       959,724
      25,600   Doral Financial Corp. ............................       839,424
                                                                    ------------
                                                                      1,799,148
                                                                    ------------
               TRADING COMPANIES & DISTRIBUTORS--1.0%
      32,700   MSC Industrial Direct Co., Cl. A .................       937,182
                                                                    ------------
               TRANSPORTATION SERVICES--.8%
      34,900   Sirva Inc.* ......................................       810,727
                                                                    ------------
               Total Common Stocks
                 (Cost $79,994,616) .............................    88,525,508
                                                                    ------------
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--9.8%
  ----------
               U.S. AGENCY OBLIGATIONS
  $9,650,000   Student Loan Marketing Association, 0.76%, 5/3/04
                 (Cost $9,649,593) ..............................     9,649,593
                                                                    ------------
Total Investments
(Cost $89,644,209)(a) .................................    100.1%    98,175,101
Liabilities in Excess of Other Assets .................      (.1)      (133,552)
                                                           -----    -----------
Net Assets ............................................    100.0%   $98,041,549
                                                           =====    ===========






-------------------
 *   Non-income producing security.

 +   Securities partially or fully on loan.

 (a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $90,039,540, amounted to $8,135,561 which consisted of aggregate gross unrealized appreciation of $12,060,399 and aggregate gross unrealized depreciation of $3,924,838.



                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                                -9-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

    SHARES     COMMON STOCKS--94.7%                                      VALUE
   ---------                                                            --------
               AEROSPACE & DEFENSE--2.2%
     257,125   L-3 Communications Holdings, Inc. ................   $ 15,874,898
                                                                    ------------
               AUTO COMPONETS--.8%
     144,000   Autoliv, Inc. ....................................      6,124,320
                                                                    ------------
               BIOTECHNOLOGY--4.8%
     138,700   ICOS Corporation* ................................      4,437,013
     225,000   ImClone Systems Incorporated* ....................     15,048,000
     102,100   Invitrogen Corporation* ..........................      7,374,683
     578,050   Millennium Pharmaceuticals, Inc.* ................      8,664,970
                                                                    ------------
                                                                      35,524,666
                                                                    ------------
               BUSINESS SERVICES--.9%
     228,900   Robert Half International Inc.* ..................      6,242,103
                                                                    ------------
               CAPITAL MARKETS--4.9%
     339,993   Affiliated Managers Group, Inc.* .................     16,557,659
   1,243,200   E*TRADE Financial Corporation* ...................     14,122,752
      61,100   Legg Mason, Inc. .................................      5,624,866
                                                                    ------------
                                                                      36,305,277
                                                                    ------------
               CHEMICALS--1.1%
     473,000   Millennium Chemicals Inc.* .......................      7,743,010
                                                                    ------------
               COMMERCIAL BANKS--.4%
      94,800   SouthTrust Corporation ...........................      2,946,384
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--2.1%
     162,400   Gevity HR, Inc. ..................................      3,577,672
   1,636,700   Service Corporation International* ...............     12,095,213
                                                                    ------------
                                                                      15,672,885
                                                                    ------------
               COMMUNICATION EQUIPMENT--2.9%
     179,900   Advanced Fibre Communications, Inc.* .............      3,004,330
     873,750   Avaya Inc.* ......................................     11,952,900
     366,800   Comverse Technology, Inc.* .......................      6,000,848
                                                                    ------------
                                                                      20,958,078
                                                                    ------------
               COMPUTER SOFTWARE--.7%
   4,338,600   i2 Technologies, Inc.* ...........................      4,772,460
                                                                    ------------
               COMPUTER TECHNOLOGY--.5%
      92,700   Gentex Corp. .....................................      3,645,891
                                                                    ------------
               COMPUTERS & PERIPHERALS--.9%
     385,950   PalmOne, Inc.*+ ..................................      6,298,704
                                                                    ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--4.7%
     418,900   Rockwell Automation, Inc. ........................     13,693,841
     250,650   Thermo Electron Corporation* .....................      7,318,980
     526,100   Trimble Navigation Limited* ......................     13,178,805
                                                                    ------------
                                                                      34,191,626
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -10-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               ENERGY EQUIPMENT & SERVICES--3.5%
     401,175   Cooper Cameron Corporation* ......................   $ 19,396,811
                                                                    ------------
     118,200   Smith International, Inc.* .......................      6,471,450
                                                                    ------------
                                                                      25,868,261
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
      38,000   C.R. Bard, Inc. ..................................      4,038,260
     169,800   Cytyc Corporation* ...............................      3,633,720
     100,700   Fisher Scientific International Inc.* ............      5,895,985
      71,100   INAMED Corporation* ..............................      4,183,524
      78,800   Varian Medical Systems, Inc.* ....................      6,764,192
                                                                    ------------
                                                                      24,515,681
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--6.9%
   1,502,600   Beverly Enterprises, Inc.* .......................      8,940,470
     241,300   Omnicare, Inc. ...................................     10,009,124
     292,600   PacifiCare Health Systems, Inc.* .................     10,463,376
     162,100   Quest Diagnostics Incorporated ...................     13,673,135
     324,200   VISX, Incorporated* ..............................      7,096,738
                                                                    ------------
                                                                      50,182,843
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--8.1%
     230,800   Alliance Gaming Corporation* .....................      5,763,076
     303,800   GTECH Holdings Corporation .......................     18,507,496
      88,050   International Speedway Corporation Cl. A .........      3,709,546
     119,400   MGM MIRAGE* ......................................      5,469,714
     611,800   Multimedia Games, Inc.*+ .........................     13,630,904
     129,600   Royal Caribbean Cruises Ltd. .....................      5,252,688
     148,700   Station Casinos, Inc. ............................      6,703,396
                                                                    ------------
                                                                      59,036,820
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--1.2%
     260,700   Alliance Data Systems Corporation* ...............      9,064,539
                                                                    ------------
               INSURANCE--.3%
      26,900   MGIC Investment Corporation ......................      1,980,378
                                                                    ------------
               INTERNET & CATALOG RETAIL--2.6%
     760,300   NetFlix Inc.*+ ...................................     19,227,987
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--.3%
     549,800   Chordiant Software Inc.* .........................      2,144,220
                                                                    ------------
               MACHINERY--1.0%
     185,200   Dover Corporation ................................      7,413,556
                                                                    ------------
               MEDIA--5.9%
     163,335   Entercom Communications Corp.* ...................      7,448,076
     490,550   Gemstar-TV Guide International, Inc.* ............      2,742,174
     147,850   Meredith Corporation .............................      7,531,479
     262,400   Westwood One, Inc.* ..............................      7,751,296
     727,950   XM Satellite Radio Holdings Inc. Cl. A* ..........     17,441,682
                                                                    ------------
                                                                      42,914,707
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -11-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               OIL & GAS--1.5%
     229,500   EOG Resources, Inc. ..............................   $ 11,302,875
                                                                    ------------
               PHARMACEUTICALS--5.6%
     456,000   Elan Corporation PLC Sponsored ADR*# .............      9,849,600
     301,900   IVAX Corporation* ................................      6,430,470
     292,400   King Pharmaceuticals, Inc.* ......................      5,043,900
      91,600   MGI Pharma, Inc.* ................................      5,662,712
     294,900   Sepracor Inc.* ...................................     14,099,169
                                                                    ------------
                                                                      41,085,851
                                                                    ------------
               RETAIL--1.0%
     144,800   American Eagle Outfitters, Inc.* .................      3,719,912
      99,300   Finish Line Inc. Cl. A* ..........................      3,329,529
                                                                    ------------
                                                                       7,049,441
                                                                    ------------
               ROAD & RAIL-1.3%
     288,500   Yellow Roadway Corporation* ......................      9,823,425
                                                                    ------------
               SEMICONDUCTOR CAPITAL EQUIPMENT
       6,000   SiRF Technology Holdings, Inc.* ..................         96,000
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--11.9%
     621,150   Altera Corporation* ..............................     12,429,212
     322,700   Broadcom Corporation Cl. A* ......................     12,185,152
     634,300   Novellus Systems, Inc.* ..........................     18,369,328
     398,400   Rambus Inc.* .....................................      7,422,192
     475,900   RF Micro Devices, Inc.*+ .........................      3,502,624
     593,900   Semiconductor Manufacturing International
                 Corporation ADR*# ..............................      6,942,691
   1,108,700   Skyworks Solutions, Inc.* ........................      9,490,472
     836,400   Teradyne, Inc.* ..................................     17,045,832
                                                                    ------------
                                                                      87,387,503
                                                                    ------------
               SOFTWARE--6.2%
     124,200   Activision Inc.* .................................      1,870,452
     339,525   Amdocs Limited* ..................................      9,014,389
     133,825   Fair Isaac Corporation ...........................      4,512,579
     980,700   Manugistics Group, Inc.* .........................      5,305,587
     434,880   PalmSource, Inc.* ................................      9,058,550
     638,800   PeopleSoft, Inc.* ................................     10,782,944
     173,900   Take-Two Interactive Software, Inc.* .............      5,023,971
                                                                    ------------
                                                                      45,568,472
                                                                    ------------
               SPECIALTY RETAIL--4.8%
       2,400   Gander Mountain Company* .........................         53,880
     167,600   Hot Topic, Inc.* .................................      3,730,776
     212,400   Pacific Sunwear of California, Inc.* .............      4,560,228
     265,450   Sharper Image Corporation* .......................      8,112,152
     141,900   Tiffany & Co. ....................................      5,534,100
     329,400   Tractor Supply Company* ..........................     12,866,364
                                                                    ------------
                                                                      34,857,500
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -12-
ALGER MIDCAP GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               TEXTILES, APPAREL & LUXURY GOODS--1.0%
     293,900   Fossil, Inc.* ....................................   $  7,197,611
                                                                    ------------
               WIRELESS TELECOMMUNICATION SERVICES--1.4%
     282,750   SpectraSite, Inc.* ...............................     10,566,367
                                                                    ------------
               Total Common Stocks
                 (Cost $663,461,875) ............................    693,584,339
                                                                    ------------
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--4.9%
  ----------
               U.S. AGENCY OBLIGATIONS
 $36,050,000   Student Loan Marketing Association, 0.76%, 5/3/04
                 (Cost $36,048,478) .............................     36,048,478
                                                                    ------------

Total Investments
(Cost $699,510,353) ....................................    99.6%    729,632,817
Other Assets in Excess of Liabilities ..................      .4       2,793,208
                                                           -----    ------------
Net Assets .............................................   100.0%   $732,426,025
                                                           =====    ============







------------------
 *   Non-income producing security.

 +   Securities partially or fully on loan.

 #   American Depositary Receipts.

 (a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $700,891,211, amounted to $28,741,606 which consisted of aggregate gross unrealized appreciation of $66,234,572 and aggregate gross unrealized depreciation of $37,492,966.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -13-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

    SHARES     COMMON STOCKS--97.4%                                      VALUE
   ---------                                                            --------
               BIOTECHNOLOGY--12.1%
      57,500   Biogen Idec Inc.* ................................    $ 3,392,500
      58,000   Genentech, Inc.* .................................      7,122,400
      30,200   Invitrogen Corporation* ..........................      2,181,346
     144,400   Millennium Pharmaceuticals, Inc.* ................      2,164,556
      17,600   OSI Pharmaceuticals, Inc.* .......................      1,298,704
      30,200   Protein Design Labs, Inc.* .......................        739,296
      43,500   QLT Inc.*+ .......................................      1,173,195
                                                                    ------------
                                                                      18,071,997
                                                                    ------------
               COMMERCIAL SERVICES & SUPPLIES--2.5%
      19,850   Apollo Group, Inc. Cl. A* ........................      1,803,968
      18,600   First Data Corporation ...........................        844,254
      43,100   Monster Worldwide Inc.* ..........................      1,103,791
                                                                    ------------
                                                                       3,752,013
                                                                    ------------
               COMMUNICATION EQUIPMENT--7.4%
     100,300   Advanced Fibre Communications, Inc.* .............      1,675,010
     205,000   Brocade Communications Systems, Inc.*+ ...........      1,096,750
     197,300   CIENA Corporation* ...............................        816,822
     182,900   Cisco Systems, Inc.* .............................      3,817,123
     270,100   Corning Incorporated* ............................      2,979,203
      32,000   Sierra Wireless Inc.* ............................        715,200
                                                                    ------------
                                                                      11,100,108
                                                                    ------------
               COMPUTER SOFTWARE--.7%
      47,600   Check Point Software Technologies Ltd.* ..........      1,115,268
                                                                    ------------
               COMPUTER TECHNOLOGY--1.9%
      27,900   Gentex Corp. .....................................      1,097,307
      19,700   Research in Motion Limited* ......................      1,709,172
                                                                    ------------
                                                                       2,806,479
                                                                    ------------
               CONSUMER FINANCE--1.3%
      30,600   Capital One Financial Corporation ................      2,005,218
                                                                    ------------
               DIVERSIFIED FINANCIAL SERVICES--1.6%
      48,200   Citigroup Inc. ...................................      2,317,938
                                                                    ------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
     111,700   Celestica Inc.*+ .................................      1,963,686
     110,500   Symbol Technologies, Inc. ........................      1,326,000
                                                                    ------------
                                                                       3,289,686
                                                                    ------------
               FINANCIAL SERVICES--.8%
      22,100   Piper Jaffray Companies, Inc.*+ ..................      1,070,082
                                                                    ------------
               HEALTH CARE EQUIPMENT & SUPPLIES--6.1%
      79,000   Boston Scientific Corporation* ...................      3,254,010
      40,900   Guidant Corporation ..............................      2,577,109
      13,400   Varian Medical Systems, Inc.* ....................      1,150,256
      27,300   Zimmer Holdings, Inc.* ...........................      2,179,905
                                                                    ------------
                                                                       9,161,280
                                                                    ------------
               HEALTH CARE PROVIDERS & SERVICES--6.7%
      23,100   Aetna Inc. .......................................      1,911,525
      24,700   Anthem, Inc.* ....................................      2,187,926

THE ALGER INSTITUTIONAL FUNDS                                               -14-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               HEALTH CARE PROVIDERS & SERVICES (CONTINUED)
      27,800   Oxford Health Plans, Inc. ........................    $ 1,513,432
      41,400   PacifiCare Health Systems, Inc.* .................      1,480,464
      34,100   Quest Diagnostics Incorporated ...................      2,876,335
                                                                    ------------
                                                                       9,969,682
                                                                    ------------
               HOTELS, RESTAURANTS & LEISURE--3.1%
      30,200   Alliance Gaming Corporation* .....................        754,094
      63,400   International Game Technology ....................      2,392,716
      37,300   Royal Caribbean Cruises Ltd.+ ....................      1,511,769
                                                                    ------------
                                                                       4,658,579
                                                                    ------------
               INFORMATION TECHNOLOGY SERVICES--.9%
      30,900   Cognizant Technology Solutions Corporation Cl. A*       1,336,734
                                                                    ------------
               INSURANCE--1.3%
      28,900   AFLAC Incorporated ...............................      1,220,447
      10,700   MGIC Investment Corporation ......................        787,734
                                                                    ------------
                                                                       2,008,181
                                                                    ------------
               INTERNET & CATALOG RETAIL--6.9%
      86,100   eBay Inc.* .......................................      6,872,502
      69,400   NetFlix Inc.*+ ...................................      1,755,126
      68,900   Priceline.com*+ ..................................      1,669,447
                                                                    ------------
                                                                      10,297,075
                                                                    ------------
               INTERNET SOFTWARE & SERVICES--4.3%
     128,700   Yahoo! Inc.* .....................................      6,494,202
                                                                    ------------
               MACHINERY--1.1%
      39,800   Dover Corporation ................................      1,593,194
                                                                    ------------
               MEDIA--6.4%
      68,200   Disney (Walt) Company ............................      1,570,646
      26,000   Pixar, Inc.*+ ....................................      1,775,800
     182,700   Time Warner Inc.* ................................      3,073,014
     129,800   XM Satellite Radio Holdings Inc. Cl. A* ..........      3,110,008
                                                                    ------------
                                                                       9,529,468
                                                                    ------------
               PHARMACEUTICALS--7.9%
      27,900   Allergan, Inc. ...................................      2,456,595
      90,200   King Pharmaceuticals, Inc.* ......................      1,555,950
     156,230   Pfizer Inc. ......................................      5,586,785
      36,800   Teva Pharmaceutical Industries Ltd. ADR# .........      2,265,408
                                                                    ------------
                                                                      11,864,738
                                                                    ------------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--9.1%
      84,100   Applied Materials, Inc.* .........................      1,533,143
     123,500   Broadcom Corporation Cl. A* ......................      4,663,360
     187,500   Kulicke & Soffa Industries Inc.*+ ................      1,861,875
      85,100   Micron Technology, Inc.* .........................      1,159,062
      69,200   National Semiconductor Corporation* ..............      2,822,668
      52,900   Novellus Systems, Inc.* ..........................      1,531,984
                                                                    ------------
                                                                      13,572,092
                                                                    ------------

THE ALGER INSTITUTIONAL FUNDS                                               -14-
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUUED)                               VALUE
   ---------                                                           --------
               SOFTWARE--6.8%
     119,600   Microsoft Corporation ............................  $  3,106,011
     216,500   Oracle Corporation* ..............................     2,429,130
     205,600   Red Hat, Inc.*+ ..................................     4,669,176
                                                                   -------------
                                                                     10,204,317
                                                                   -------------
               SPECIALTY RETAIL--4.3%
      52,950   Aeropostale, Inc.* ...............................     1,164,372
      40,300   Bed Bath & Beyond Inc.* ..........................     1,495,936
      65,900   Home Depot, Inc. .................................     2,319,021
      23,400   Sharper Image Corporation*+ ......................       715,104
      19,000   Tiffany & Co. ....................................       741,000
                                                                   -------------
                                                                      6,435,433
                                                                   -------------
               TEXTILES, APPAREL & LUXURY GOODS--1.4%
      48,500   Coach, Inc.* .....................................     2,066,100
                                                                   -------------
               WIRELESS TELECOMMUNICATION SERVICES--.6%
      23,000   SpectraSite, Inc.* ...............................       859,510
                                                                   -------------
               Total Common Stocks (Cost $130,830,179) ..........   145,579,374
                                                                   -------------
   PRINCIPAL
    AMOUNT     SHORT-TERM INVESTMENTS--13.3%
  ----------
               U.S. AGENCY OBLIGATIONS--2.1%
  $3,150,000   Student Loan Marketing Association, 0.76%, 5/3/04
                 (Cost $3,149,867) ..............................     3,149,867
                                                                   -------------
    SHARES     OTHER SHORT-TERM INVESTMENTS--11.2%
  ----------
  16,795,258   Security Lending Quality Trust
                 (Cost $16,795,258)(b) ..........................    16,795,258
                                                                   -------------
               Total Short-Term Investments
                 (Cost $19,945,125) .............................    19,945,125
                                                                   -------------
Total Investments
(Cost $150,775,304)(a) ................................    110.7%   165,524,499
Liabilities in Excess of Other Assets .................    (10.7)   (16,051,454)
                                                           -----   -------------
Net Assets ............................................    100.0%  $149,473,044
                                                           =====   =============





-----------------
 *   Non-income producing security.

 +   Securities partially or fully on loan.

 #   American Depositary Receipts.

 (a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $150,986,925 amounted to $14,537,574 which consisted of aggregate gross unrealized appreciation of $21,733,736 and aggregate gross unrealized depreciation of $7,196,162. (b) Represents investments of cash collateral received for securities on loan.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -15-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

    SHARES     COMMON STOCKS--61.6%                                      VALUE
   ---------                                                            --------
               BEVERAGES--1.2%
         350   Anheuser-Busch Companies, Inc. ...................       $ 17,934
                                                                        --------
               BIOTECHNOLOGY--3.9%
         300   Biogen Idec Inc.* ................................         17,700
         200   Genentech, Inc.* .................................         24,560
         250   ICOS Corporation* ................................          7,997
         600   Millennium Pharmaceuticals, Inc.* ................          8,994
                                                                        --------
                                                                          59,251
                                                                        --------
               CAPITAL MARKETS--2.3%
         150   Affiliated Managers Group, Inc.* .................          7,305
         150   Goldman Sachs Group, Inc. ........................         14,513
         250   T. Rowe Price Group Inc. .........................         12,820
                                                                        --------
                                                                          34,638
                                                                        --------
               CHEMICALS--.5%
         200   Dow Chemical Co. .................................          7,938
                                                                        --------
               COMMERCIAL SERVICES & SUPPLIES--.9%
         300   First Data Corporation ...........................         13,617
                                                                        --------
               COMMUNICATION EQUIPMENT--2.8%
         500   Advanced Fibre Communications, Inc.* .............          8,350
       1,380   Cisco Systems, Inc.* .............................         28,800
         450   Corning Incorporated* ............................          4,964
                                                                        --------
                                                                          42,114
                                                                        --------
               COMPUTERS & PERIPHERALS--.4%
         500   EMC Corporation* .................................          5,580
                                                                        --------
               CONSUMER FINANCE--1.0%
         300   American Express Company .........................         14,685
                                                                        --------
               FOOD & STAPLES RETAILING--1.5%
         400   Wal-Mart Stores, Inc. ............................         22,800
                                                                        --------
               HEALTH CARE EQUIPMENT & SUPPLIES--3.0%
         520   Boston Scientific Corporation* ...................         21,419
         100   Guidant Corporation ..............................          6,301
         350   Medtronic, Inc. ..................................         17,661
                                                                        --------
                                                                          45,381
                                                                        --------
               HEALTH CARE PROVIDERS & SERVICES--4.1%
         200   Aetna Inc. .......................................         16,551
          75   Anthem, Inc.* ....................................          6,643
         550   Caremark Rx, Inc.* ...............................         18,617
         300   HCA Inc. .........................................         12,189
         200   PacifiCare Health Systems, Inc.* .................          7,152
                                                                        --------
                                                                          61,152
                                                                        --------
               HOTELS, RESTAURANTS & LEISURE--2.2%
         350   International Game Technology ....................         13,209
         300   Royal Caribbean Cruises Ltd. .....................         12,159
         200   Starwood Hotels & Resorts Worldwide, Inc. ........          7,958
                                                                        --------
                                                                          33,326
                                                                        --------

THE ALGER INSTITUTIONAL FUNDS                                               -17-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               HOUSEHOLD PRODUCTS--1.1%
         225   Fortune Brands, Inc. .............................       $ 17,156
                                                                        --------
               INDUSTRIAL CONGLOMERATES--3.5%
         750   General Electric Company .........................         22,462
       1,100   Tyco International Ltd. ..........................         30,195
                                                                        --------
                                                                          52,657
                                                                        --------
               INFORMATION TECHNOLOGY SERVICES--1.2%
         400   Automatic Data Processing, Inc. ..................         17,524
                                                                        --------
               INSURANCE--1.1%
         235   American International Group, Inc. ...............         16,838
                                                                        --------
               INTERNET & CATALOG RETAIL--3.8%
         300   Amazon.com, Inc.* ................................         13,038
         330   eBay Inc.* .......................................         26,341
         700   NetFlix Inc.* ....................................         17,703
                                                                        --------
                                                                          57,082
                                                                        --------
               INTERNET SOFTWARE & SERVICES--1.7%
         500   Yahoo! Inc.* .....................................         25,230
                                                                        --------
               MACHINERY--.5%
         175   Dover Corporation ................................          7,005
                                                                        --------
               MEDIA--4.1%
         799   DIRECTV Group, Inc. (The)* .......................         14,302
         225   Disney (Walt) Company ............................          5,182
         175   Gannett Co., Inc. ................................         15,169
         150   Viacom Inc. Cl. B ................................          5,798
         850   XM Satellite Radio Holdings Inc. Cl. A* ..........         20,366
                                                                        --------
                                                                          60,817
                                                                        --------
               MULTILINE RETAIL--1.7%
         600   Target Corporation ...............................         26,022
                                                                        --------
               OIL & GAS--1.0%
         250   Devon Energy Corporation .........................         15,300
                                                                        --------
               PHARMACEUTICALS--3.2%
       1,000   Pfizer Inc. ......................................         35,760
         200   Teva Pharmaceutical Industries Ltd. ADR# .........         12,312
                                                                        --------
                                                                          48,072
                                                                        --------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--9.0%
         500   Advanced Micro Devices, Inc.* ....................          7,110
         950   Altera Corporation* ..............................         19,010
         350   Analog Devices, Inc. .............................         14,910
       1,550   Applied Materials, Inc.* .........................         28,256
         300   Broadcom Corporation Cl. A* ......................         11,328
         700   Linear Technology Corporation ....................         24,941
         300   Novellus Systems, Inc.* ..........................          8,688
       1,050   Teradyne, Inc.* ..................................         21,399
                                                                        --------
                                                                         135,642
                                                                        --------

THE ALGER INSTITUTIONAL FUNDS                                               -18-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               SOFTWARE--4.9%
       1,500   Microsoft Corporation ............................       $ 38,955
       1,650   Oracle Corporation* ..............................         18,513
         600   VERITAS Software Corporation* ....................         16,002
                                                                        --------
                                                                          73,470
                                                                        --------
               SPECIALTY RETAIL--.5%
         200   Home Depot, Inc. .................................          7,038
                                                                        --------
               TEXTILES, APPAREL & LUXURY GOODS--.5%
         100   NIKE, Inc. Cl. B .................................          7,195
                                                                        --------
               Total Common Stocks
                 (Cost $904,486) ................................        925,464
                                                                        --------
   PRINCIPAL
    AMOUNT     CORPORATE BONDS--8.8%
  ----------
               AEROSPACE & DEFENSE--.4%
     $ 5,000   United Technologies, 4.875%, 11/1/06 .............          5,240
                                                                        --------
               AUTO EQUIPMENT & SERVICES--.3%
       4,000   Hertz Corp., 4.70%, 10/2/06 ......................          4,053
                                                                        --------
               AUTOMOTIVE--1.2%
       8,000   Ford Motor Credit Company, 6.50%, 1/25/07 ........          8,489
       5,000   Ford Motor Credit Company, 7.875%, 6/15/10 .......          5,500
       4,000   General Motors Acceptance Corp., 4.50%, 7/15/06 ..          4,088
                                                                        --------
                                                                          18,077
                                                                        --------
               CAPITAL MARKETS--.2%
       3,000   J.P. Morgan Chase & Co., 3.625%, 5/1/08 ..........          2,977
                                                                        --------
               COMMUNICATION SERVICES--1.1%
      15,000   AT&T Wireless Services Inc., 7.50%, 5/1/07 .......         16,668
                                                                        --------
               COMPUTERS & PERIPHERALS--.3%
       4,000   International Business Machines Corporation,
                 8.375%, 11/1/19 ................................          5,130
                                                                        --------
               DIVERSIFIED TELECOMMUNICATION SERVICES--.9%
       6,000   Sprint Capital Corp., 6.00%, 1/15/07 .............          6,382
       6,000   Verizon New York Inc., Series A, 6.875%, 4/1/12 ..          6,572
                                                                        --------
                                                                          12,954
                                                                        --------
               FOOD CHAINS--.2%
       3,000   Fred Meyer, Inc., Senior Note, 7.45%, 3/1/08 .....          3,378
                                                                        --------
               FOOD PRODUCTS--.2%
       3,000   Kraft Foods Inc., 6.25%, 6/1/12 ..................          3,219
                                                                        --------
               INDUSTRIAL CONGLOMERATES--1.7%
      16,000   General Electric Company, 5.00%, 2/1/13 ..........         15,936
      10,000   Tyco International Group SA, 6.00%, 11/15/13(a) ..         10,155
                                                                        --------
                                                                          26,091
                                                                        --------

THE ALGER INSTITUTIONAL FUNDS                                               -19-
ALGER BALANCED INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

   PRINCIPAL
    AMOUNT     CORPORATE BONDS (CONTINUED)                               VALUE
   ---------                                                            --------
               MEDIA--.9%
     $ 3,000   Comcast Corporation, 6.50%, 1/15/15 ..............     $    3,169
       5,000   Cox Enterprises, Inc., 4.375%, 5/1/08(a) .........          5,029
       5,000   Liberty Media Corporation Floating Rate Note,
                 2.61%, 9/17/06 .................................          5,091
                                                                      ----------
                                                                          13,289
                                                                      ----------
               PAPER PACKAGING & FOREST PRODUCTS--1.1%
      15,000   Domtar Inc., 8.75%, 8/1/06 .......................         16,742
                                                                      ----------
               UTILITIES--.3%
       4,000   Southern California Edison Co., 5.00%, 1/15/14 ...          3,932
                                                                      ----------
               Total Corporate Bonds
                 (Cost $133,706) ................................        131,750
               U.S. GOVERNMENT & AGENCY OBLIGATIONS--25.3%
               Federal National Mortgage Association,
      18,000     1.875%, 9/15/05 ................................         17,978
      10,000     2.30%, 1/20/06 .................................         10,003
       7,000     3.25%, 8/15/08 .................................          6,866
               U.S. Treasury Bonds,
      13,000     7.25%, 5/15/16 .................................         15,842
       5,000     7.50%, 11/15/16 ................................          6,218
       6,000     6.25%, 8/15/23 .................................          6,669
      41,000     6.875%, 8/15/25 ................................         48,936
      50,000     5.375%, 2/15/31 ................................         50,672
               U.S. Treasury Notes,
      75,000     2.125%, 10/31/04 ...............................         75,360
      17,000     3.50%, 11/15/06 ................................         17,361
      73,000     3.25%, 8/15/07 .................................         73,627
      10,000     3.125%, 9/15/08 ................................          9,870
      40,000     4.375%, 8/15/12 ................................         40,089
                                                                      ----------
               Total U.S. Government & Agency Obligations
                 (Cost $385,229) ................................        379,491
                                                                      ----------
Total Investments
(Cost $1,423,421)(b) ...................................    95.7%      1,436,705
Other Assets in Excess of Liabilities ..................     4.3          65,244
                                                           -----      ----------
Net Assets .............................................   100.0%     $1,501,949
                                                           =====      ==========


---------------
 *   Non-income producing security.

 #   American Depositary Receipts.

 (a) Pursuant to Securities and Exchange Commission Rule 144A, these securities are liquid and may be sold prior to their maturity only to qualified institutional buyers. These securities represent 1.0% of net assets of the Fund.

 (b) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,432,396, amounted to $4,309 which consisted of aggregate gross unrealized appreciation of $61,998 and aggregate gross unrealized depreciation of $57,689.


                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -20-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED)
April 30, 2004

    SHARES     COMMON STOCKS--93.1%                                      VALUE
   ---------                                                            --------
               BIOTECHNOLOGY--11.8%
         550   Biogen Idec Inc.* ................................       $ 32,450
         500   Genentech, Inc.* .................................         61,400
         250   Invitrogen Corporation* ..........................         18,057
       1,200   Millennium Pharmaceuticals, Inc.* ................         17,988
         300   Protein Design Labs, Inc.* .......................          7,344
         200   OSI Pharmaceuticals, Inc.* .......................         14,758
         400   QLT Inc.* ........................................         10,788
                                                                        --------
                                                                         162,785
                                                                        --------
               COMMERCIAL SERVICES & SUPPLIES--2.4%
         150   Apollo Group, Inc. Cl. A* ........................         13,632
         200   First Data Corporation ...........................          9,078
         400   Monster Worldwide Inc.* ..........................         10,244
                                                                        --------
                                                                          32,954
                                                                        --------
               COMMUNICATION EQUIPMENT--7.3%
         900   Advanced Fibre Communications, Inc.* .............         15,030
       1,900   Brocade Communications Systems, Inc.* ............         10,165
       1,800   CIENA Corporation* ...............................          7,452
       1,600   Cisco Systems, Inc.* .............................         33,392
       2,200   Corning Incorporated* ............................         24,266
         450   Sierra Wireless Inc.* ............................         10,058
                                                                        --------
                                                                         100,363
                                                                        --------
               COMPUTER SOFTWARE--.7%
         400   Check Point Software Technologies LTD.* ..........          9,372
                                                                        --------
               COMPUTER TECHNOLOGY--1.8%
         200   Gentex Corp. .....................................          7,866
         200   Research in Motion Limited* ......................         17,352
                                                                        --------
                                                                          25,218
                                                                        --------
               CONSUMER FINANCE--1.2%
         250   Capital One Financial Corporation ................         16,382
                                                                        --------
               DIVERSIFIED FINANCIAL SERVICES--1.4%
         400   Citigroup Inc. ...................................         19,236
                                                                        --------
               ELECTRONIC EQUIPMENT & INSTRUMENTS--2.2%
       1,000   Celestica Inc.* ..................................         17,580
       1,000   Symbol Technologies, Inc. ........................         12,000
                                                                        --------
                                                                          29,580
                                                                        --------
               FINANCIAL SERVICES--.7%
         200   Piper Jaffray Companies, Inc.* ...................          9,684
                                                                        --------
               HEALTH CARE EQUIPMENT & SUPPLIES--5.5%
         700   Boston Scientific Corporation* ...................         28,833
         350   Guidant Corporation ..............................         22,054
         100   Varian Medical Systems, Inc.* ....................          8,584
         200   Zimmer Holdings, Inc.* ...........................         15,970
                                                                        --------
                                                                          75,441
                                                                        --------

THE ALGER INSTITUTIONAL FUNDS                                               -21-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               HEALTH CARE PROVIDERS & SERVICES--7.2%
         250   Aetna Inc. .......................................       $ 20,688
         250   Anthem, Inc.* ....................................         22,145
         300   Oxford Health Plans, Inc. ........................         16,332
         400   PacifiCare Health Systems, Inc.* .................         14,304
         300   Quest Diagnostics Incorporated ...................         25,305
                                                                        --------
                                                                          98,774
                                                                        --------
               HOTELS, RESTAURANTS & LEISURE--1.0%
         350   Royal Caribbean Cruises Ltd. .....................         14,185
                                                                        --------
               INFORMATION TECHNOLOGY SERVICES--1.0%
         300   Cognizant Technology Solutions Corporation Cl. A*          12,978
                                                                        --------
               INSURANCE--1.5%
         300   AFLAC INCORPORATED ...............................         12,669
         100   MGIC Investment Corporation ......................          7,362
                                                                        --------
                                                                          20,031
                                                                        --------
               INTERNET & CATALOG RETAIL--6.6%
         750   eBay Inc.* .......................................         59,865
         650   NetFlix Inc.* ....................................         16,439
         600   Priceline.com* ...................................         14,538
                                                                        --------
                                                                          90,842
                                                                        --------
               INTERNET SOFTWARE & SERVICES--4.4%
       1,200   Yahoo! Inc.* .....................................         60,552
                                                                        --------
               MACHINERY--.9%
         300   Dover Corporation ................................         12,009
                                                                        --------
               MEDIA--6.3%
         600   Disney (Walt) Company ............................         13,818
         250   Pixar, Inc.* .....................................         17,075
       1,700   Time Warner Inc.* ................................         28,594
       1,150   XM Satellite Radio Holdings Inc. Cl. A* ..........         27,554
                                                                        --------
                                                                          87,041
                                                                        --------
               PHARMACEUTICALS--7.6%
         300   Allergan, Inc. ...................................         26,415
         850   King Pharmaceuticals, Inc.* ......................         14,662
       1,250   Pfizer Inc. ......................................         44,700
         300   Teva Pharmaceutical Industries Ltd. ADR# .........         18,468
                                                                        --------
                                                                         104,245
                                                                        --------
               SEMICONDUCTORS & SEMICONDUCTOR
                 EQUIPMENT--8.6%
         800   Applied Materials, Inc.* .........................         14,584
       1,050   Broadcom Corporation Cl. A* ......................         39,648
       1,700   Kulicke & Soffa Industries Inc.* .................         16,881
         750   Micron Technology, Inc.* .........................         10,215
         600   National Semiconductor Corporation* ..............         24,474
         450   Novellus Systems, Inc.* ..........................         13,032
                                                                        --------
                                                                         118,834
                                                                        --------

THE ALGER INSTITUTIONAL FUNDS                                               -22-
ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND
SCHEDULE OF INVESTMENTS (UNAUDITED) (CONTINUED)
April 30, 2004

    SHARES     COMMON STOCKS (CONTINUED)                                 VALUE
   ---------                                                            --------
               SOFTWARE--6.8%
       1,100   Microsoft Corporation ............................     $   28,567
       2,000   Oracle Corporation* ..............................         22,440
       1,900   Red Hat, Inc.* ...................................         43,149
                                                                      ----------
                                                                          94,156
                                                                      ----------
               SPECIALTY RETAIL--4.5%
         525   Aeropostale, Inc.* ...............................         11,545
         400   Bed Bath & Beyond Inc.* ..........................         14,848
         600   Home Depot, Inc. .................................         21,114
         200   Sharper Image Corporation* .......................          6,112
         200   Tiffany & Co. ....................................          7,800
                                                                      ----------
                                                                          61,419
                                                                      ----------
               TEXTILES, APPAREL & LUXURY GOODS--1.2%
         400   Coach, Inc.* .....................................         17,040
                                                                      ----------
               WIRELESS TELECOMMUNICATION SERVICES--.5%
         200   SpectraSite, Inc.* ...............................          7,474
                                                                      ----------
               Total Common Stocks
                 (Cost $1,158,852) ..............................      1,280,595
                                                                      ----------
Total Investments
(Cost $1,158,852)(a) ..................................     93.1%      1,280,595
Other Assets in Excess of Liabilities .................      6.9          94,940
                                                           -----      ----------
Net Assets ............................................    100.0%     $1,375,535
                                                           =====      ==========








------------------
 *   Non-income producing security.

 #   American Depositary Receipts.

 (a) At April 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $1,158,852, amounted to $121,743 which consisted of aggregate gross unrealized appreciation of $185,674 and aggregate gross unrealized depreciation of $63,931.


                       See Notes to Financial Statements.

                      [This page intentionally left blank.]

THE ALGER INSTITUTIONAL FUNDS                                               -24-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                        Income from
                                                                   Investment Operations
                                                                 ----------------------------
                                                                                     Net
                                                                                 Realized and                               Net
                                                    Net Asset        Net          Unrealized      Total     Distributions  Asset
                                                      Value,     Investment          Gain         from          from       Value,
                                                    Beginning      Income         (Loss) on     Investment   Net Realized  End of
                                                    of Period      (Loss)         Investments   Operations      Gains      Period
                                                    ---------    -----------      -----------   ----------   ------------ ---------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND (i)
CLASS I
Six months ended 4/30/04(v)(vi) .............       $   10.71    $  (0.03)(iv)    $    0.24     $    0.21     $    --     $   10.92
Year ended 10/31/03 .........................            8.70       (0.03)(iv)         2.04          2.01          --         10.71
Year ended 10/31/02 .........................           11.63       (0.03)(iv)        (2.90)        (2.93)         --          8.70
Year ended 10/31/01 .........................           17.15       (0.03)(iv)        (4.50)        (4.53)      (0.99)        11.63
Year ended 10/31/00 .........................           17.17       (0.03)(iv)         1.92          1.89       (1.91)        17.15
Year ended 10/31/99 .........................           12.37       (0.05)             5.23          5.18       (0.38)        17.17

CLASS R
Six months ended 4/30/04(v)(vi) .............       $   10.66    $  (0.06)(iv)    $    0.25     $    0.19     $    --     $   10.85
From 1/27/03 to 10/31/03(iii)(v) ............            8.12       (0.06)(iv)         2.60          2.54          --         10.66

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND (ii)
CLASS I
Six months ended 4/30/04(v)(vi) .............       $   15.10    $  (0.08)(iv)    $    1.06     $    0.98     $    --     $   16.08
Year ended 10/31/03 .........................           10.97       (0.12)(iv)         4.25          4.13          --         15.10
Year ended 10/31/02 .........................           13.35       (0.13)(iv)        (2.25)        (2.38)         --         10.97
Year ended 10/31/01 .........................           23.78       (0.08)(iv)       (10.35)       (10.43)         --         13.35
Year ended 10/31/00 .........................           22.82       (0.06)(iv)         2.50          2.44       (1.48)        23.78
Year ended 10/31/99 .........................           16.37       (0.12)(iv)         8.65          8.53       (2.08)        22.82

CLASS R
Six months ended 4/30/04(v)(vi) .............       $   15.05    $  (0.12)(iv)    $    1.05     $    0.93     $    --     $   15.98
From 1/27/03 to 10/31/03(iii)(v) ............           10.72       (0.14)(iv)         4.47          4.33          --         15.05

ALGER MIDCAP GROWTH INSTITUTIONAL FUND (vii)
CLASS I
Six months ended 4/30/04(v)(vi) .............       $   14.78    $  (0.07)(iv)    $    0.36     $    0.29     $    --     $   15.07
Year ended 10/31/03 .........................           10.76       (0.11)(iv)         4.13          4.02          --         14.78
Year ended 10/31/02 .........................           13.34       (0.10)(iv)        (2.48)        (2.58)         --         10.76
Year ended 10/31/01 .........................           17.53       (0.08)(iv)        (3.44)        (3.52)      (0.67)        13.34
Year ended 10/31/00 .........................           11.80       (0.04)(iv)         6.07          6.03       (0.30)        17.53
Year ended 10/31/99 .........................            8.83       (0.05)(iv)         3.78          3.73       (0.76)        11.80

CLASS R
Six months ended 4/30/04(v)(vi) .............       $   14.73    $  (0.12)(iv)    $    0.37     $    0.25     $    --     $   14.98
From 1/27/03 to 10/31/03(iii)(v) ............           10.25       (0.14)(iv)         4.62          4.48          --         14.73

----------------------
(i) Prior to February 28, 2004, the Alger LargeCap Growth Institutional Fund was the Alger LargeCap Growth Institutional Portfolio and prior to March 1, 2002 it was the Alger Growth Retirement Portfolio.

(ii) Prior to February 28, 2004, the Alger SmallCap Growth Institutional Fund was the Alger Small Cap Institutional Portfolio.

(iii)  Commenced operations January 27, 2003.

(iv) Amount was computed based on average shares outstanding during the period.


(v)    Ratios have been annualized; total return has not been annualized.

(vi)   Unaudited.


(vii) Prior to February 28, 2004, the Alger MidCap Growth Institutional Fund was the Alger MidCap Growth Institutional Portfolio.

                       See Notes to Financial Statements.


                                                                              Ratios/Supplemental Data
                                                                 ---------------------------------------------------
                                                                   Net         Ratio of    Ratio of Net
                                                                  Assets,      Expenses     Investment
                                                                  End of         to          Income
                                                                  Period       Average     (Loss) to      Portfolio
                                                     Total        (000's         Net         Average      Turnover
                                                     Return       omitted)      Assets      Net Assets      Rate
                                                   ----------    ---------     --------    -----------   -----------
ALGER LARGECAP GROWTH INSTITUTIONAL FUND (i)
CLASS I
Six months ended 4/30/04(v)(vi) .............          2.0%      $ 95,804       1.12%        (0.50)%       100.71%
Year ended 10/31/03 .........................         23.1         91,588       1.14         (0.31)        255.49
Year ended 10/31/02 .........................        (25.2)       108,660       1.14         (0.24)        202.07
Year ended 10/31/01 .........................        (27.5)        97,308       1.09         (0.20)         89.54
Year ended 10/31/00 .........................         10.3        126,573       1.06         (0.16)        101.29
Year ended 10/31/99 .........................         42.0         72,746       1.07         (0.39)        143.80

CLASS R
Six months ended 4/30/04(v)(vi) .............          1.8%      $  1,343       1.62%        (1.05)%       100.71%
From 1/27/03 to 10/31/03(iii)(v) ............         31.3            133       1.62         (0.84)        255.49

ALGER SMALLCAP GROWTH INSTITUTIONAL FUND (ii)
CLASS I
Six months ended 4/30/04(v)(vi) .............          6.5%      $ 97,912       1.23%        (0.99)%        72.50%
Year ended 10/31/03 .........................         37.7         93,300       1.24         (0.99)        139.97
Year ended 10/31/02 .........................        (17.8)        62,780       1.25         (1.01)        138.01
Year ended 10/31/01 .........................        (43.9)        86,790       1.19         (0.46)        191.89
Year ended 10/31/00 .........................         10.1        187,973       1.17         (0.23)        242.45
Year ended 10/31/99 .........................         52.7         63,711       1.02         (0.57)        193.32

CLASS R
Six months ended 4/30/04(v)(vi) .............          6.2%      $    130       1.74%        (1.50)%        72.50%
From 1/27/03 to 10/31/03(iii)(v) ............         40.4             70       1.74         (1.49)        139.97

ALGER MIDCAP GROWTH INSTITUTIONAL FUND (vii)
CLASS I
Six months ended 4/30/04(v)(vi) .............          2.0%      $725,424       1.15%        (0.90)%        78.85%
Year ended 10/31/03 .........................         37.4        540,742       1.17         (0.89)        217.33
Year ended 10/31/02 .........................        (19.3)       215,727       1.17         (0.81)        284.69
Year ended 10/31/01 .........................        (20.6)       217,153       1.13         (0.51)        130.93
Year ended 10/31/00 .........................         51.3        177,566       1.12         (0.24)        113.14
Year ended 10/31/99 .........................         42.4         28,233       1.23         (0.49)        165.68

CLASS R
Six months ended 4/30/04(v)(vi) .............          1.7%      $  7,002       1.65%        (1.41)%        78.85%
From 1/27/03 to 10/31/03(iii)(v) ............         43.7            790       1.66         (1.40)        217.33


THE ALGER INSTITUTIONAL FUNDS                                               -26-
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                        Income from
                                                                   Investment Operations
                                                                 ----------------------------
                                                                                     Net
                                                                                 Realized and                                Net
                                                    Net Asset        Net          Unrealized      Total     Distributions   Asset
                                                      Value,     Investment          Gain         from          from        Value,
                                                    Beginning      Income         (Loss) on     Investment   Net Realized   End of
                                                    of Period      (Loss)         Investments   Operations      Gains       Period
                                                    ---------    -----------      -----------   ----------   ------------ ---------
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND (ix)
CLASS I
Six months ended 4/30/04(iv)(v) ..................  $   11.06    $  (0.05)        $   0.14      $   0.09     $     --     $   11.15
Year ended 10/31/03 ..............................       8.97       (0.06)            2.15          2.09           --         11.06
Year ended 10/31/02 ..............................      11.66       (0.08)           (2.61)        (2.69)          --          8.97
Year ended 10/31/01 ..............................      18.12       (0.03)           (6.37)        (6.40)       (0.06)        11.66
Year ended 10/31/00 ..............................      16.19       (0.09)            2.24          2.15        (0.22)        18.12
Year ended 10/31/99 ..............................       8.98       (0.09)            7.63          7.54        (0.33)        16.19

CLASS R
Six months ended 4/30/04(iv)(v) ..................  $   11.01    $  (0.08)        $   0.15      $   0.07     $     --     $   11.08
From 1/27/03 to 10/31/03(ii)(iv) .................       8.36       (0.08)            2.73          2.65           --         11.01

ALGER BALANCED INSTITUTIONAL FUND (x)
CLASS I

SIX MONTHS ENDED 4/30/04(IV)(V) ..................  $    7.41    $   0.01         $   0.05      $   0.06     $     --     $    7.47
Year ended 10/31/03 ..............................       6.67       (0.01)            0.75          0.74           --          7.41
Year ended 10/31/02 ..............................       8.20       (0.39)           (1.14)        (1.53)          --          6.67
From 12/4/00 to 10/31/01(i)(iv) ..................      10.00       (0.11)           (1.69)        (1.80)          --          8.20

CLASS R
Six months ended 4/30/04(iv)(v) ..................  $    7.38    $  (0.01)        $   0.06      $   0.05     $     --     $    7.43
From 1/27/03 to 10/31/03(ii)(iv) .................       6.43       (0.04)            0.99          0.95           --          7.38

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND (xi)
CLASS I
Six months ended 4/30/04(iv)(v) ..................  $    5.38    $  (0.04)        $   0.07      $   0.03     $  (0.03)    $    5.38
Year ended 10/31/03 ..............................       4.43       (0.09)            1.04          0.95           --          5.38
Year ended 10/31/02 ..............................       6.37       (0.77)           (1.17)        (1.94)          --          4.43
From 12/4/00 to 10/31/01(i)(iv) ..................      10.00       (0.30)           (3.33)        (3.63)          --          6.37

CLASS R
Six months ended 4/30/04(iv)(v) ..................  $    5.37    $  (0.05)        $   0.07      $   0.02     $  (0.03)    $    5.36
From 1/27/03 to 10/31/03(ii)(iv) .................       4.13       (0.08)            1.32          1.24           --          5.37


------------------
(i)    Commenced operations December 4, 2000.

(ii)   Commenced operations January 27, 2003.

(iii) Amount was computed based on average shares outstanding during the period.

(iv)   Ratios have been annualized; total return has not been annualized.

(v)    Unaudited.

(vi)   Amount has been reduced by 0.73% due to expense reimbursement.

(vii)  Amount has been reduced by 0.34% due to expense reimbursement.

(viii) Amount has been reduced by 0.35% due to expense reimbursement.


(ix) Prior to February 28, 2004 the Alger Capital Appreciation Institutional Fund was the Alger Capital Appreciation Institutional Portfolio.

(x) Prior to February 28, 2004 the Alger Balanced Institutional Fund was the Alger Balanced Institutional Portfolio.

(xi)   Prior  to  February  28,  2004  the  Alger  Socially  Responsible  Growth
       Institutional   Fund   was  the   Alger   Socially   Responsible   Growth
       Institutional Portfolio.

                       See Notes to Financial Statements


                                                                              Ratios/Supplemental Data
                                                                 ---------------------------------------------------
                                                                   Net         Ratio of    Ratio of Net
                                                                  Assets,      Expenses     Investment
                                                                  End of         to          Income
                                                                  Period       Average     (Loss) to      Portfolio
                                                     Total        (000's         Net         Average      Turnover
                                                     Return       omitted)      Assets      Net Assets      Rate
                                                   ----------    ---------     --------    -----------   -----------
ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND (ix)
CLASS I
Six months ended 4/30/04(iv)(v) ..................      0.8%     $148,950       1.24%        (0.83)%        70.97%
Year ended 10/31/03 ..............................     23.3       160,569       1.23         (0.59)        187.72
Year ended 10/31/02 ..............................    (23.1)      132,010       1.23         (0.73)        180.39
Year ended 10/31/01 ..............................    (35.4)      187,187       1.18         (0.21)        104.17
Year ended 10/31/00 ..............................     13.1       279,916       1.14         (0.43)        144.16
Year ended 10/31/99 ..............................     84.3        96,711       1.29         (0.59)        155.40

CLASS R
Six months ended 4/30/04(iv)(v) ..................      0.6%     $    523       1.74%        (1.33)%        70.97%
From 1/27/03 to 10/31/03(ii)(iv) .................     31.7            66       1.72         (1.01)        187.72

ALGER BALANCED INSTITUTIONAL FUND (x)
CLASS I
SIX MONTHS ENDED 4/30/04(IV)(V) ..................      0.9%     $  1,444       1.43%(VI)     0.28%         94.88%
Year ended 10/31/03 ..............................     11.1         1,409       2.00         (0.15)        149.42
Year ended 10/31/02 ..............................    (18.7)          225       6.72         (5.21)        321.89
From 12/4/00 to 10/31/01(i)(iv) ..................    (18.0)          108       3.13         (1.44)         15.99

CLASS R
Six months ended 4/30/04(iv)(v) ..................      0.7%     $     58       1.93%(vi)    (0.22)%        94.88%
From 1/27/03 to 10/31/03(ii)(iv) .................     14.8            58       2.56         (0.74)        149.42

ALGER SOCIALLY RESPONSIBLE GROWTH INSTITUTIONAL FUND (xi)
CLASS I
Six months ended 4/30/04(iv)(v) ..................      0.5%     $  1,288       1.67%(vii)   (1.30)%        74.48%
Year ended 10/31/03 ..............................     21.4         1,277       2.26         (1.69)        187.82
Year ended 10/31/02 ..............................    (30.5)           46      13.48        (13.17)        205.83
From 12/4/00 to 10/31/01(i)(iv) ..................    (36.3)           77       5.31         (4.75)        114.33

CLASS R
Six months ended 4/30/04(iv)(v) ..................      0.3%     $     88       2.17%(viii)  (1.80)%        74.48%
From 1/27/03 to 10/31/03(ii)(iv) .................     30.0            66       2.92         (2.29)        187.82


THE ALGER INSTITUTIONAL FUNDS                                              -28-
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
April 30, 2004

                                                           LargeCap         SmallCap
                                                            Growth           Growth
                                                             Fund             Fund
                                                         -------------    -------------
ASSETS:
Investments in securities, at value (identified cost*)
  --see accompanying schedules of investments
  (value of securities loaned**) .....................   $ 104,403,960    $  98,175,101
Cash .................................................          15,154           20,495
Receivable for investment securities sold ............         163,337        2,107,434
Receivable for shares of beneficial interest sold ....          77,633          114,496
Dividends and interest receivable ....................          16,532            4,018
Receivable from Investment Manager--Note 3(a) ........              --               --
Prepaid expenses .....................................           2,626            4,171
                                                         -------------    -------------
  Total Assets .......................................     104,679,242      100,425,715
                                                         -------------    -------------
LIABILITIES:
Payable for securities loaned ........................       6,704,664               --
Payable for investment securities purchased ..........              --        2,250,582
Payable for shares of beneficial interest redeemed ...         713,318           18,729
Accrued investment management fees ...................          63,757           70,193
Accrued transfer agent fees ..........................           4,251            4,129
Accrued expenses .....................................          46,010           40,533
                                                         -------------    -------------
  Total Liabilities ..................................       7,532,000        2,384,166
                                                         -------------    -------------
NET ASSETS ...........................................   $  97,147,242    $  98,041,549
                                                         =============    =============
Net Assets Consist of:
  Paid-in capital ....................................   $ 130,189,470    $ 169,123,782
  Accumulated net investment loss ....................        (247,683)        (478,995)
  Undistributed net realized gain (accumulated loss) .     (36,095,294)     (79,134,130)
  Net unrealized appreciation (depreciation) .........       3,300,749        8,530,892
                                                         -------------    -------------

NET ASSETS ...........................................   $  97,147,242    $  98,041,549
                                                         =============    =============
Shares of beneficial interest outstanding--Note 6
  Class I ............................................       8,772,696        6,089,958
                                                         =============    =============
  Class R ............................................         123,825            8,132
                                                         =============    =============
Net Asset Value Per Share
  Class I ............................................   $       10.92    $       16.08
                                                         =============    =============
  Class R ............................................   $       10.85    $       15.98
                                                         =============    =============
*Identified cost .....................................   $ 101,103,211    $  89,644,209
                                                         =============    =============
**Value of securities loaned .........................   $   6,331,943    $     969,713
                                                         =============    =============


                       See Notes to Financial Statements.


                                                                                                              Socially
                                                            MidCap          Capital                          Responsible
                                                            Growth        Appreciation        Balanced         Growth
                                                             Fund             Fund              Fund            Fund
                                                         -------------    -------------    -------------    -------------
ASSETS:
Investments in securities, at value (identified cost*)
  --see accompanying schedules of investments
  (value of securities loaned**) .....................   $ 729,632,817    $ 165,524,499    $   1,436,705    $   1,280,595
Cash .................................................          16,151           14,076           59,974           56,746
Receivable for investment securities sold ............       8,308,802        9,899,614               --           79,951
Receivable for shares of beneficial interest sold ....       2,070,268          144,445               --               --
Dividends and interest receivable ....................           8,740           20,219            5,906              167
Receivable from Investment Manager--Note 3(a) ........              --               --            2,951            1,107
Prepaid expenses .....................................          15,924            4,242              393              711
                                                         -------------    -------------    -------------    -------------
  Total Assets .......................................     740,052,702      175,607,095        1,505,929        1,419,277
                                                         -------------    -------------    -------------    -------------
LIABILITIES:
Payable for securities loaned ........................              --       16,795,258               --               --
Payable for investment securities purchased ..........       3,560,482        4,322,140               --           40,109
Payable for shares of beneficial interest redeemed ...       3,233,075        4,830,225               --               --
Accrued investment management fees ...................         505,769          111,742              953              902
Accrued transfer agent fees ..........................          31,611            6,573               64               60
Accrued expenses .....................................         295,740           68,113            2,963            2,671
                                                         -------------    -------------    -------------    -------------
  Total Liabilities ..................................       7,626,677       26,134,051            3,980           43,742
                                                         -------------    -------------    -------------    -------------
NET ASSETS ...........................................   $ 732,426,025    $ 149,473,044    $   1,501,949    $   1,375,535
                                                         =============    =============    =============    =============
Net Assets Consist of:
  Paid-in capital ....................................   $ 695,709,093    $ 260,972,296    $   1,405,673    $   1,204,482
  Accumulated net investment loss ....................      (3,000,298)        (666,871)            (518)          (9,364)
  Undistributed net realized gain (accumulated loss) .       9,594,766     (125,581,576)          83,510           58,674
  Net unrealized appreciation (depreciation) .........      30,122,464       14,749,195           13,284          121,743
                                                         -------------    -------------    -------------    -------------
NET ASSETS ...........................................   $ 732,426,025    $ 149,473,044    $   1,501,949    $   1,375,535
                                                         =============    =============    =============    =============
Shares of beneficial interest outstanding--Note 6
  Class I ............................................      48,148,728       13,358,312          193,266          239,297
                                                         =============    =============    =============    =============
  Class R ............................................         467,530           47,206            7,776           16,350
                                                         =============    =============    =============    =============
Net Asset Value Per Share
  Class I ............................................   $       15.07    $       11.15    $        7.47    $        5.38
                                                         =============    =============    =============    =============
  Class R ............................................   $       14.98    $       11.08    $        7.43    $        5.36
                                                         =============    =============    =============    =============
*Identified cost .....................................   $ 699,510,353    $ 150,775,304    $   1,423,421    $   1,158,852
                                                         =============    =============    =============    =============
**Value of securities loaned .........................   $  37,111,976    $  15,989,068    $          --    $          --
                                                         =============    =============    =============    =============

THE ALGER INSTITUTIONAL FUNDS                                               -30-
STATEMENTS OF OPERATIONS  (UNAUDITED)
For the six months ended April 30, 2004

                                              LargeCap        SmallCap
                                               Growth          Growth
                                                Fund            Fund
                                            ------------    ------------
INVESTMENT INCOME
Income:
  Dividends .............................   $    293,697    $     89,081
  Interest ..............................          8,545          26,129
  Stock loan income .....................          6,411             583
                                            ------------    ------------
   Total income .........................        308,653         115,793
                                            ------------    ------------

Expenses:
  Management fees--Note 3(a) ............        371,702         409,492
  Shareholder servicing fees ............        123,901         120,439
  Custodian fees ........................         12,678          18,245
  Transfer agent fees--Note 3(d) ........         24,780          24,088
  Professional Fees .....................          3,973           4,239
  Printing Fees .........................          8,804           9,535
  Distribution fees--Note 3(b) ..........          1,892             242
  Trustees' fees ........................          1,476           1,439
  Miscellaneous .........................          7,130           7,069
                                            ------------    ------------
                                                 556,336         594,788
Less expense reimbursement--Note 3(a) ...             --              --
                                            ------------    ------------
  Total Expenses ........................        556,336         594,788
                                            ------------    ------------
NET INVESTMENT INCOME (LOSS) ............       (247,683)       (478,995)
                                            ------------    ------------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
  Net realized gain on investments ......     11,477,637      15,287,803
  Net change in unrealized appreciation
  (depreciation) on investments .........     (9,561,080)     (9,237,230)
                                            ------------    ------------
  Net realized and unrealized gain (loss)
    on investments ......................      1,916,557       6,050,573
                                            ------------    ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .....................   $  1,668,874    $  5,571,578
                                            ============    ============


                       See Notes to Financial Statements.


                                                                                             Socially
                                               MidCap         Capital                       Responsible
                                               Growth       Appreciation     Balanced         Growth
                                                Fund            Fund           Fund            Fund
                                            ------------    ------------    ------------    ------------

INVESTMENT INCOME
Income:
  Dividends .............................   $    638,486    $    310,499    $      2,622    $      2,598
  Interest ..............................        147,933           7,048          10,368              --
  Stock loan income .....................         39,679          11,996              --              --
                                            ------------    ------------    ------------    ------------
   Total income .........................        826,098         329,543          12,990           2,598
                                            ------------    ------------    ------------    ------------

Expenses:
  Management fees--Note 3(a) ............      2,646,018         684,637           5,682           5,283
  Shareholder servicing fees ............        826,881         201,364              --              --
  Custodian fees ........................         48,010          14,707           6,119           5,322
  Transfer agent fees--Note 3(d) ........        165,376          40,273             379             352
  Professional Fees .....................         21,923           5,171           2,426           1,425
  Printing Fees .........................         48,880          13,280             878             896
  Distribution fees--Note 3(b) ..........         10,916           1,203             148             214
  Trustees' fees ........................          9,797           2,408              22              21
  Miscellaneous .........................         48,595          33,371             905             820
                                            ------------    ------------    ------------    ------------
                                               3,826,396         996,414          16,559          14,333
Less expense reimbursement--Note 3(a) ...             --              --          (5,565)         (2,371)
                                            ------------    ------------    ------------    ------------
  Total Expenses ........................      3,826,396         996,414          10,994          11,962
                                            ------------    ------------    ------------    ------------
NET INVESTMENT INCOME (LOSS) ............     (3,000,298)       (666,871)          1,996          (9,364)
                                            ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED
  GAIN ON INVESTMENTS:
  Net realized gain on investments ......     38,919,587       8,259,321          98,839          58,833
  Net change in unrealized appreciation
  (depreciation) on investments .........    (33,457,756)     (5,739,585)        (89,158)        (41,530)
                                            ------------    ------------    ------------    ------------
  Net realized and unrealized gain (loss)
    on investments ......................      5,461,831       2,519,736           9,681          17,303
                                            ------------    ------------    ------------    ------------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS .....................   $  2,461,533    $  1,852,865    $     11,677    $      7,939
                                            ============    ============    ============    ============

THE ALGER INSTITUTIONAL FUNDS                                               -32-
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
For the six months ended April 30, 2004


                                                                          LargeCap         SmallCap
                                                                           Growth           Growth
                                                                            Fund             Fund
                                                                       -------------    -------------
Net investment income (loss) .......................................   $    (247,683)   $    (478,995)
Net realized gain on investments ...................................      11,477,637       15,287,803
Net change in unrealized appreciation
  (depreciation) on investments ....................................      (9,561,080)      (9,237,230)
                                                                       -------------    -------------
Net increase in net assets
  resulting from operations ........................................       1,668,874        5,571,578
                                                                       -------------    -------------
Dividends and distributions to
  shareholders from:
  Net investment income
  Class I ..........................................................              --               --
  Class R ..........................................................              --               --
  Net realized gains
  Class I ..........................................................              --               --
  Class R ..........................................................              --               --
                                                                       -------------    -------------
Total Dividends and distributions to shareholders ..................              --               --
                                                                       -------------    -------------
Increase (decrease) from shares of beneficial interest transactions:
  Class I ..........................................................       2,480,542         (957,073)
  Class R ..........................................................       1,276,775           57,133
                                                                       -------------    -------------
Net increase (decrease) from shares
  of beneficial interest
  transactions--Note 6 .............................................       3,757,317         (899,940)
                                                                       -------------    -------------
    Total increase (decrease) ......................................       5,426,191        4,671,638
Net Assets:
  Beginning of period ..............................................      91,721,051       93,369,911

  End of period ....................................................   $  97,147,242    $  98,041,549
                                                                       =============    =============
Accumulated net investment loss ....................................   $    (247,683)   $    (478,995)
                                                                       =============    =============

THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2003

                                                                          LargeCap         SmallCap
                                                                           Growth           Growth
                                                                            Fund             Fund
                                                                       -------------    -------------
Net investment income (loss) .......................................   $    (261,009)   $    (710,692)
Net realized gain on investments ...................................       1,152,603        6,987,791
Net change in unrealized appreciation
  (depreciation) on investments ....................................      15,611,686       18,406,668
                                                                       -------------    -------------
Net increase in net assets resulting
  from operations ..................................................      16,503,280       24,683,767
Increase (decrease) from shares
  of beneficial interest transactions:
  Class I ..........................................................     (33,554,980)       5,856,223
  Class R ..........................................................         113,202           50,000
                                                                       -------------    -------------
Net increase (decrease) from shares
  of beneficial interest transactions--Note 6 ......................     (33,441,778)       5,906,223
                                                                       -------------    -------------
    Total increase (decrease) ......................................     (16,938,498)      30,589,990
Net Assets:
  Beginning of year ................................................     108,659,549       62,779,921
                                                                       -------------    -------------
  End of year ......................................................   $  91,721,051    $  93,369,911
                                                                       =============    =============
Accumulated net investment loss ....................................   $          --    $          --
                                                                       =============    =============

                       See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS                                               -33-
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
For the six months ended April 30, 2004


                                                                                                                        Socially
                                                                         MidCap         Capital                        Responsible
                                                                         Growth       Appreciation      Balanced         Growth
                                                                          Fund            Fund            Fund            Fund
                                                                      -------------   -------------   -------------   -------------
Net investment income (loss) .......................................  $  (3,000,298)  $    (666,871)  $       1,996   $      (9,364)
Net realized gain on investments ...................................     38,919,587       8,259,321          98,839          58,833
Net change in unrealized appreciation
  (depreciation) on investments ....................................    (33,457,756)     (5,739,585)        (89,158)        (41,530)
                                                                      -------------   -------------   -------------   -------------
Net increase in net assets
  resulting from operations ........................................      2,461,533       1,852,865          11,677           7,939
                                                                      -------------   -------------   -------------   -------------
Dividends and distributions to
  shareholders from:
  Net investment income
  Class I ..........................................................             --              --            (756)             --
  Class R ..........................................................             --              --              --              --
  Net realized gains
  Class I ..........................................................             --              --              --          (6,181)
  Class R ..........................................................             --              --              --            (397)
                                                                      -------------   -------------   -------------   -------------
Total Dividends and distributions to shareholders ..................             --              --            (756)         (6,578)
                                                                      -------------   -------------   -------------   -------------
Increase (decrease) from shares of beneficial interest transactions:
  Class I ..........................................................    181,955,552     (13,483,326)         24,351           9,197
  Class R ..........................................................      6,476,818         468,666              --          21,688
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) from shares
  of beneficial interest
  transactions--Note 6 .............................................    188,432,370     (13,014,660)         24,351          30,885
                                                                      -------------   -------------   -------------   -------------
    Total increase (decrease) ......................................    190,893,903     (11,161,795)         35,272          32,246
Net Assets:
  Beginning of period ..............................................    541,532,122     160,634,839       1,466,677       1,343,289
                                                                      -------------   -------------   -------------   -------------
  End of period ....................................................  $ 732,426,025   $ 149,473,044   $   1,501,949   $   1,375,535
                                                                      =============   =============   =============   =============
Accumulated net investment loss ....................................  $  (3,000,298)  $    (666,871)  $        (518)  $      (9,364)
                                                                      =============   =============   =============   =============


THE ALGER INSTITUTIONAL FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended October 31, 2003

                                                                                                                        Socially
                                                                         MidCap         Capital                        Responsible
                                                                         Growth       Appreciation      Balanced         Growth
                                                                          Fund            Fund            Fund            Fund
                                                                      -------------   -------------   -------------   -------------
Net investment income (loss) ................                         $  (2,845,362)  $    (810,731)  $      (2,146)  $     (19,332)
Net realized gain on investments ............                            56,150,560       6,960,195          38,966          71,228
Net change in unrealized appreciation
  (depreciation) on investments .............                            62,853,285      24,157,024          99,718         164,707
                                                                      -------------   -------------   -------------   -------------
Net increase in net assets resulting
  from operations ...........................                           116,158,483      30,306,488         136,538         216,603
Increase (decrease) from shares
  of beneficial interest transactions:
  Class I ...................................                           208,938,090      (1,731,344)      1,055,634       1,029,125
  Class R ...................................                               708,160          50,000          50,000          51,231
                                                                      -------------   -------------   -------------   -------------
Net increase (decrease) from shares
  of beneficial interest transactions--Note 6                           209,646,250      (1,681,344)      1,105,634       1,080,356
                                                                      -------------   -------------   -------------   -------------
    Total increase (decrease) ...............                           325,804,733      28,625,144       1,242,172       1,296,959
Net Assets:
  Beginning of year .........................                           215,727,389     132,009,695         224,505          46,330
                                                                      -------------   -------------   -------------   -------------
  End of year ...............................                         $ 541,532,122   $ 160,634,839   $   1,466,677   $   1,343,289
                                                                      =============   =============   =============   =============
Accumulated net investment loss .............                         $          --   $          --   $      (1,758)            $--
                                                                      =============   =============   =============   =============

THE ALGER INSTITUTIONAL FUNDS                                               -34-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

NOTE 1--GENERAL:

      The Alger Institutional Funds (formerly The Alger Institutional Fund) (the "Trust"), is a diversified, open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust operates as a series company and currently issues an unlimited number of shares of beneficial interest in six funds--LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund, Balanced Fund and Socially Responsible Growth Fund (the "Funds"). Prior to February 28, 2004, the LargeCap Growth Fund was the LargeCap Growth Portfolio, the SmallCap Growth Fund was the Small Cap Portfolio, the MidCap Growth Fund was the MidCap Growth Portfolio, the Capital Appreciation Fund was the Capital Appreciation Portfolio, the Balanced Fund was the Balanced Portfolio and the Socially Responsible Growth Fund was the Socially Responsible Growth Portfolio. The LargeCap Growth Fund, SmallCap Growth Fund, MidCap Growth Fund, Capital Appreciation Fund and Socially Responsible Growth Fund normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation. The Balanced Fund's investment objectives are current income and long-term capital appreciation which it seeks to achieve through investing in equity and fixed income securities.

      Each Fund offers Class I and Class R shares. Class R shares were first offered January 27, 2003. Each class has identical rights to assets and earnings except that only Class R shares have a plan of distribution and bear the related expenses.

NOTE 2--SIGNIFICANT ACCOUNTING POLICIES:

(a) INVESTMENT VALUATION: Investments of the Funds are valued on each day the New York Stock Exchange (the "NYSE") is open as of the close of the NYSE (currently 4:00 p.m. Eastern time). Listed securities for which such information is regularly reported are valued at the last reported sales price or, in the absence of reported sales, at the mean between the bid and asked price or, in the absence of a recent bid or asked price, the equivalent as obtained from one or more of the major market makers for the securities to be valued. Securities included within the Nasdaq market shall be valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there be no NOCP issued, at the last sale price on such day. Securities included within the Nasdaq market for which there is no NOCP and no last sale price on the day of valuation shall be valued at the mean between the last bid and asked prices on such day.

      Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board of Trustees.

THE ALGER INSTITUTIONAL FUNDS                                               -35-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      Short-term securities having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value. Shares of mutual funds are valued at the net asset value of the underlying mutual fund.

(b) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      Premiums and discounts on debt securities purchased are amortized or accreted over the lives of the respective securities.

(c) REPURCHASE AGREEMENTS: The Funds enter into repurchase agreements with approved institutions. The repurchase agreements are collateralized by U.S. Government securities, which are either received and held in physical possession by the custodian or received by such custodian in book-entry form through the Federal Reserve book-entry system. The collateral is valued on a daily basis during the term of the agreement to ensure that its value equals or exceeds the agreed-upon repurchase price to be repaid to the Funds. Additional collateral is obtained when necessary.

(d) LENDING OF FUND SECURITIES: The Funds lend their securities to financial institutions, provided that the market value of the securities loaned will not at any time exceed one third of a Fund's total assets, as defined. The Funds earn fees on the securities loaned. In order to protect against the risk of failure by the borrower to return the securities loaned or any delay in the delivery of such securities, the loan is collateralized by cash, letters of credit or U.S. Government securities that are maintained in an amount equal to at least 100 percent of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any required additional collateral is delivered to the Funds on the next business day. At April 30, 2004, the value of securities loaned and collateral received thereon were as follows:

                                                   VALUE OF
                                                  SECURITIES         VALUE OF
                                                    LOANED          COLLATERAL
                                                   ---------         ---------
LargeCap Growth Fund .........................    $ 6,331,943       $ 6,704,664
SmallCap Growth Fund .........................        969,713         1,027,997
MidCap Growth Fund ...........................     37,111,976        40,048,197
Capital Appreciation Fund ....................     15,989,068        16,795,258
Balanced Fund ................................             --                --
Socially Responsible Growth Fund .............             --                --

(3) DIVIDENDS TO SHAREHOLDERS: Dividends payable to shareholders are recorded on the ex-dividend date. With respect to all Funds, dividends from net investment income and distributions from net realized gains, offset by any loss carry

THE ALGER INSTITUTIONAL FUNDS                                               -36-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

forward, are declared and paid annually after the end of the fiscal year in which earned.

     Each class is treated separately in determining the amounts of dividends of net investment income and capital gains payable to holders of its shares.

      The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Funds' distributions may be shown in the accompanying financial statements as either from, or in excess of net investment income, net realized gain on investment transactions or paid-in capital, depending on the type of book/tax differences that may exist.

      At October 31, 2003, the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund reclassified $261,009, $710,692, $2,845,362, $810,731, $388 and $19,332, respectively, from undistributed net investment income (accumulated loss) and $0, $0, $0, $0, $392 and $19,332, respectively, from undistributed net realized gain (accumulated loss) to paid-in capital. Reclassifications result primarily from the difference in tax treatment of net operating losses. The reclassifications had no impact on the net asset values of the Funds and are designed to present the Funds' capital accounts on a tax basis.

(f) FEDERAL INCOME TAXES: It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income to its shareholders. Provided a Fund maintains such compliance, no federal income tax provision is required. Each Fund is treated as a separate entity for the purpose of determining such compliance. At October 31, 2003, the net capital loss carryforwards of the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund which may be used to offset future net realized gains were approximately $46,816,979, $94,026,601, $27,943,965, $133,629,281, $8,862
and $0, respectively, and expire 2008 through 2010.

(g) ALLOCATION METHODS: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on net assets. Income, realized and unrealized gains and losses, and expenses of each Fund, are allocated among the Fund's classes based on relative net assets, with the exception of distribution fees, which are only applicable to Class R shares.

(h) INDEMNIFICATION: The Trust enters into contracts that contain a variety of indemnification provisions. The Trust's maximum exposure under these arrangements is unknown. The Trust does not anticipate recognizing any loss related to these arrangements.

THE ALGER INSTITUTIONAL FUNDS                                               -37-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

(i) OTHER: These financial statements have been prepared using estimates and assumptions that affect the reported amounts therein. Actual results may differ from those estimates.

NOTE 3--INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:

(a) INVESTMENT MANAGEMENT FEES: Fees incurred by each Fund, pursuant to the pro visions of its Investment Management Agreement with Fred Alger Management, Inc. ("Alger Management"), are payable monthly and are computed based on the value of the average daily net assets of each Fund at the following annual rates:

LargeCap Growth Fund ..............................  .75%
SmallCap Growth Fund ..............................  .85
MidCap Growth Fund ................................  .80
Capital Appreciation Fund .........................  .85
Balanced Fund .....................................  .75
Socially Responsible Growth Fund ..................  .75

      Alger Management has established an expense cap for the Balanced Fund and the Socially Responsible Growth Fund effective March 1, 2004. Alger Management will reimburse these Funds if annualized operating expenses exceed 1.25% and 1.75% for Class I Shares and Class R Shares, respectively, of average daily net assets. For the period ended April 30, 2004, Alger Management reimbursed the Balanced Fund and the Socially Responsible Growth Fund $5,565 and $2,371, respectively. Alger Management has undertaken to reimburse fees exceeding the expense cap thru October 31, 2004.

(b) DISTRIBUTION FEES: Class R Shares--The Funds have adopted a Distribution Plan pursuant to which Class R shares of each Fund pay Fred Alger & Company, Incorporated, the Trust's distributor and an affiliate of Alger Management (the "Distributor"), a fee at the annual rate of .50% of the respective average daily net assets of the Class R shares of the designated Funds to compensate the Distributor for its activities and expenses incurred in distributing the Class R shares. The fees charged may be more or less than the expenses incurred by the Distributor.

(c) BROKERAGE COMMISSIONS: During the six months ended April 30, 2004, the LargeCap Growth Fund, the Small Cap Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the Balanced Fund and the Socially Responsible Growth Fund paid the Distributor commissions of $181,896, $83,368, $944,546, $214,948,
$1,742 and $1,790, respectively, in connection with securities transactions.

(d) TRANSFER AGENT FEES: Alger Shareholder Services, Inc. ("Alger Services"), an affiliate of Alger Management, serves as transfer agent for the Trust. During the six months ended April 30, 2004, the LargeCap Growth Fund, the Small Cap Fund, the MidCap Growth Fund, the Capital Appreciation Fund, the

THE ALGER INSTITUTIONAL FUNDS                                               -38-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

Balanced Fund and the Socially Responsible Growth Fund incurred fees of $24,780, $24,088, $165,376, $40,273, $379 and $352, respectively, for services provided by Alger Services.

(e) OTHER TRANSACTIONS WITH AFFILIATES: Certain trustees and officers of the Trust are directors and officers of Alger Management, the Distributor and Alger Services. At April 30, 2004, Alger Management and its affiliates owned 41,969 shares, 24,046 shares, 52,972 shares, 11,243 shares and 3,640 shares of the LargeCap Growth Fund, the SmallCap Growth Fund, the MidCap Growth Fund, the Capital Appreciation Fund and the Balanced Fund, respectively.

NOTE 4--SECURITIES TRANSACTIONS:

      The following summarizes the securities transactions by the Funds, other than short-term securities, for the six months ended April 30, 2004:

                                                  PURCHASES             SALES
                                                 ----------             -----
LargeCap Growth Fund .........................   $101,355,092      $ 97,532,714
SmallCap Growth Fund .........................     65,919,591        71,931,433
MidCap Growth Fund ...........................    700,811,847       491,649,163
Capital Appreciation Fund ....................    114,336,822       132,290,539
Balanced Fund ................................      1,419,557         1,376,485
Socially Responsible Growth Fund .............      1,018,246         1,077,660

NOTE 5--LINES OF CREDIT:

      The Trust has both committed and uncommitted lines of credit with banks. All borrowings have variable interest rates and are payable on demand. With the exception of the Capital Appreciation Fund, the Trust borrows under such lines of credit exclusively for temporary or emergency purposes.

      The Capital Appreciation Fund may borrow up to 1/3 of the value of its assets, as defined, to purchase additional securities. To the extent the Capital Appreciation Fund borrows under these lines, it must pledge securities with a total value of at least twice the amount borrowed. For the six months ended April 30, 2004, the Fund had borrowings which averaged $2,513,187 at a weighted average interest rate of 0.78%.

NOTE 6--SHARE CAPITAL:

      The Trust has an unlimited number of authorized shares of beneficial interest of $.001 par value which are presently divided into six series. Each series is divided into two separate classes.

THE ALGER INSTITUTIONAL FUNDS                                               -39-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

      During the six months ended April 30, 2004, transactions of shares of beneficial interest were as follows:

                                                 SHARES              AMOUNT
                                                --------            --------
LargeCap Growth Fund
 Class I
  Shares sold ........................           1,990,672        $  22,642,158
  Shares redeemed ....................          (1,772,587)         (20,161,616)
                                             -------------        -------------
  Net increase .......................             218,085        $   2,480,542
                                             =============        =============
 Class R
  Shares sold ........................             128,919        $   1,476,830
  Shares redeemed ....................             (17,551)            (200,055)
                                             -------------        -------------
  Net increase .......................             111,368        $   1,276,775
                                             =============        =============
SmallCap Growth Fund
 Class I
  Shares sold ........................           1,573,840        $  25,536,957
  Shares redeemed ....................          (1,661,655)         (26,494,030)
                                             -------------        -------------
  Net decrease .......................             (87,815)       $    (957,073)
                                             =============        =============
 Class R
  Shares sold ........................               3,476        $      57,245
  Shares redeemed ....................                  (8)                (112)
                                             -------------        -------------
  Net increase .......................               3,468        $      57,133
                                             =============        =============
MidCap Growth Fund
 Class I
  Shares sold ........................          18,896,519        $ 296,550,472
  Shares redeemed ....................          (7,323,220)        (114,594,920)
                                             -------------        -------------
  Net increase .......................          11,573,299        $ 181,955,552
                                             =============        =============
 Class R
  Shares sold ........................             511,525        $   8,005,676
  Shares redeemed ....................             (97,647)          (1,528,858)
                                             -------------        -------------
  Net increase .......................             413,878        $   6,476,818
                                             =============        =============
Capital Appreciation Fund
 Class I
  Shares sold ........................           4,066,582        $  47,169,151
  Shares redeemed ....................          (5,230,982)         (60,652,477)
                                             -------------        -------------
  Net decrease .......................          (1,164,400)       $ (13,483,326)
                                             =============        =============
 Class R
  Shares sold ........................              50,418        $     575,270
  Shares redeemed ....................              (9,193)            (106,604)
                                             -------------        -------------
  Net increase .......................              41,225        $     468,666
                                             =============        =============

THE ALGER INSTITUTIONAL FUNDS                                               -40-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                     SHARES           AMOUNT
                                                    --------         --------
Balanced Fund
 Class I
  Shares sold ................................           6,195     $     47,734
  Dividends reinvested .......................             100              756
  Shares redeemed ............................          (3,182)         (24,139)
                                                  ------------     ------------
  Net increase ...............................           3,113     $     24,351
                                                  ============     ============
Socially Responsible Growth Fund
 Class I
  Shares sold ................................             632     $      3,477
  Dividends reinvested .......................           1,124            6,014
  Shares redeemed ............................             (55)            (294)
                                                  ------------     ------------
  Net increase ...............................           1,701     $      9,197
                                                      ========         ========
 Class R
  Shares sold ................................           4,329     $     23,490
  Dividends reinvested .......................              74              398
  Shares redeemed ............................            (388)          (2,200)
                                                  ------------     ------------
  Net increase ...............................           4,015     $     21,688
                                                  ============     ============

      During the year ended October 31, 2003, transactions of shares of beneficial interest were as follows:

                                                     SHARES           AMOUNT
                                                    --------         --------
LargeCap Growth Fund
 Class I
  Shares sold ...............................        3,441,255     $ 31,652,971
  Shares redeemed ...........................       (7,375,519)     (65,207,951)
                                                  ------------     ------------
  Net decrease ..............................       (3,934,264)    $(33,554,980)
                                                  ============     ============
 Class R*
  Shares sold ...............................           12,585     $    114,463
  Shares redeemed ...........................             (128)          (1,261)
                                                  ------------     ------------
  Net increase ..............................           12,457     $    113,202
                                                  ============     ============
SmallCap Growth Fund
 Class I
  Shares sold ...............................        2,571,061     $ 32,428,232
  Shares redeemed ...........................       (2,118,720)     (26,572,009)
                                                  ------------     ------------
  Net increase ..............................          452,341     $  5,856,223
                                                  ============     ============

 Class R*
  Shares sold ...............................            4,664     $     50,000
                                                  ============     ============

THE ALGER INSTITUTIONAL FUNDS                                               -41-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

                                                   SHARES            AMOUNT
                                                  --------          --------
MidCap Growth Fund
 Class I
  Shares sold ............................        25,008,417      $ 310,763,082
  Shares redeemed ........................        (8,479,728)      (101,824,992)
                                               -------------      -------------
  Net increase ...........................        16,528,689      $ 208,938,090
                                               =============      =============
 Class R*
  Shares sold ............................            56,993      $     754,543
  Shares redeemed ........................            (3,341)           (46,383)
                                               -------------      -------------

  Net increase ...........................            53,652      $     708,160
                                               =============      =============
Capital Appreciation Fund
 Class I
  Shares sold ............................         5,572,926      $  54,110,955
  Shares redeemed ........................        (5,763,698)       (55,842,299)
                                               -------------      -------------
Net decrease .............................          (190,772)     $  (1,731,344)
                                               =============      =============
 Class R*
  Shares sold ............................             5,981      $      50,000
                                               =============      =============
Balanced Fund
 Class I
  Shares sold ............................           167,211      $   1,126,128
  Shares redeemed ........................           (10,703)           (70,494)
                                               -------------      -------------
  Net increase ...........................           156,508      $   1,055,634
                                               =============      =============
 Class R*
  Shares sold ............................             7,776      $      50,000
                                               =============      =============
Socially Responsible Growth Fund
 Class I
  Shares sold ............................           254,629      $   1,157,804
  Shares redeemed ........................           (27,498)          (128,679)
                                               -------------      -------------
  Net increase ...........................           227,131      $   1,029,125
                                               =============      =============
 Class R*
  Shares sold ............................            12,335      $      51,231
                                               =============      =============

------------
* Initially offered January 27, 2003.

THE ALGER INSTITUTIONAL FUNDS                                               -42-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 7--DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions paid by the Funds during the six months ended April 30, 2004, consisted entirely of ordinary income. There were no distributions paid for the year ended October 31, 2003.

      As of October 31, 2003, the components of distributable earnings on a tax basis were as follows:

LargeCap Growth Fund
  Undistributed ordinary income .................................            --
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................  $ 46,816,979
  Unrealized appreciation (depreciation) ........................    12,105,875

SmallCap Growth Fund
  Undistributed ordinary income .................................            --
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................  $ 94,026,601
  Unrealized appreciation (depreciation) ........................    17,372,791

MidCap Growth Fund
  Undistributed ordinary income .................................            --
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................  $ 27,943,965
  Unrealized appreciation (depreciation) ........................    62,199,362

Capital Appreciation Fund
  Undistributed ordinary income .................................            --
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................  $133,629,281
  Unrealized appreciation (depreciation) ........................    20,277,159

Balanced Fund
  Undistributed ordinary income .................................          $145
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................         8,862
  Unrealized appreciation (depreciation) ........................        94,072

Socially Responsible Growth Fund
  Undistributed ordinary income .................................        $6,419
  Undistributed long-term gain ..................................            --
  Capital loss carryforward .....................................            --
  Unrealized appreciation (depreciation) ........................       163,273

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THE ALGER INSTITUTIONAL FUNDS                                               -43-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

NOTE 8--REGULATORY MATTERS:

      The Office of the New York State Attorney General, the Attorney General of West Virginia, the Massachusetts Securities Division of the Office of the Secretary of the Commonwealth, and the United States Securities and Exchange Commission ("SEC") have contacted Alger Management in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. In response to these inquiries, Alger Management and its counsel have been investigating certain shareholder trading practices, both in the Trust and in other mutual funds that it manages (the "Alger Mutual Funds"). Alger Management has assured the board that if it be determined that improper trading practices in the Trust detrimentally affected its performance, Alger Management will make appropriate restitution. At the present time, Alger Management is unable to estimate the impact, if any, that the outcome of these investigations may have on the Trust's results of operations or financial condition.

      On October 16, 2003, the SEC commenced a civil proceeding against a former vice chairman of Alger Management's immediate parent, in connection with alleged market timing arrangements with certain investors in The Alger Funds (another complex of Alger Mutual Funds). That settlement specifically provided: "The findings herein are made pursuant to [the former vice chairman's settlement] Offer and are not binding on any other person or entity in this or any other proceeding." Neither Alger Management nor any of the Alger Mutual Funds was a party to this proceeding.

      On October 31, 2003, Peter D. DeMayo, as Custodian for James Liam DeMayo, identifying himself as a shareholder of Spectra Fund, filed a purported class action lawsuit against The Alger Funds, Spectra Fund, various portfolios of The Alger Funds, Alger Management, the former vice chairman, Veras Management Partners, LLP et al., in the United States District Court for the Southern District of New York, and served the complaint in the lawsuit on Alger
Management and the fund defendants on November 10, 2003. The suit, based primarily upon the SEC settlement with the former vice chairman, alleges, among other things, that the fund defendants made false and misleading statements in their prospectuses in violation of Section 11 of the Securities Act of 1933, that other defendants violated the "control person" provisions of Section 15 of the Securities Act and Section 20(a) of the Securities Exchange Act of 1934, that all defendants committed fraud in violation of Section 10(b) of the Securities Exchange Act and Rule 10b-5 thereunder, and that Alger Management breached a fiduciary duty to plaintiffs. The suit seeks, among other things, compensatory damages, recovery of advisory fees paid to Alger Management, and payment of the plaintiff's counsel and expert fees.

      The Judicial Panel on Multi District Litigation has referred the DEMAYO case to the District of Maryland for consolidation with other federal cases involving

THE ALGER INSTITUTIONAL FUNDS                                               -44-
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)

the mutual fund industry. Other securities class actions have been commenced after DEMAYO that make substantially similar allegations for the same class period. These cases have also been transferred to the District of Maryland and they include: BILLMAN V. FRED ALGER MANAGEMENT, INC., 03 CV 9167; BUHS V. FRED ALGER MANAGEMENT, INC., 03 CV 8959; GARFIELD V. FRED ALGER MANAGEMENT, INC., ET AL., 03 CV 9239; HENZEL V. ALGER SMALL PORTFOLIO, ET AL., 03 CV 8747; CROCKET V. ALGER SMALL PORTFOLIO, 03 CV 9915, FRIEDMAN V. ALGER SMALL PORTFOLIO, 03 CV 9426, JOHNSON V. ALGER SMALL PORTFOLIO, ET AL., 03 CV 9858, and NEEYAF DISTRIBUTING V. ALGER SMALL PORTFOLIO, 03 CV 9501. Of these, the BILLMAN and BUHS cases include the Trust's funds as defendants.

     In addition, on November 25, 2003 a derivative action was filed in the U.S. District Court for the Eastern District of New York against Fred Alger Management, Inc. See BERNSTEIN V. FRED ALGER MANAGEMENT, INC., 03 CV 5958. This matter has also been transferred to the District of Maryland.

     Finally, three derivative actions have been filed in The Superior Court of the Commonwealth of Massachusetts, County of Suffolk, against certain officers and trustees of Alger - related funds. These matters include, JONATHAN CLAIN V. FRED M. ALGER, III, ET AL., JAMES LAUFER V. FRED M. ALGER, III, ET AL. and DAVID GRANT V. FRED M. ALGER, III, ET AL.

      Alger Management does not believe that the foregoing lawsuits will materially affect its ability to perform its management contracts with any of the funds that it manages, and the management of the Trust believes that it will not be materially adversely affected by the pending lawsuits.

THE ALGER INSTITUTIONAL FUNDS


111 Fifth Avenue
New York, NY 10003
(800) 992-3362
www.alger.com


INVESTMENT MANAGER
Fred Alger Management, Inc.
111 Fifth Avenue
New York, NY 10003


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302

This report is submitted for the general information of the shareholders of The Alger Institutional Funds. It is not authorized for distribution to prospective investors unless accompanied by an effective Prospectus for the Trust, which contains information concerning the Trust's investment policies, fees and expenses as well as other pertinent information.


PROXY VOTING POLICIES
A description of the policies and procedures the Trust uses to determine how to vote proxies relating to portfolio securities is available, without charge, by calling (800) 992-3362.

[ALGER LOGO]


Alger Shareholder Services, Inc.
30 Montgomery Street
Jersey City, NJ 07302







SAIF161404 L1

ITEM 2.  CODE OF ETHICS.
(a) Not applicable

(b) Not applicable

(c) Not applicable

(d) Not applicable

(e) Not applicable

(f) Not applicable

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable

ITEM 6.  SCHEDULE OF INVESTMENTS
Not applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES.
Not applicable

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
At a meeting of the Board of Trustees held May 11, 2004, the Board adopted a policy that it shall decline to consider candidates recommended by shareholders to fill a vacancy or a likely vacancy on the Board. The Board believes that the independent Trustees are in the best position to screen and select qualified candidates for Board membership who will provide the experience, perspective, skills and other attributes necessary to effectively advance the interests of registrant's shareholders. Prior to May 11, 2004, the Board did not have a formal policy with respect to consideration of shareholder nominees for the Board. In screening and selecting qualified candidates for Board membership, the independent Trustees may consider candidates recommended by Fred Alger Management, Inc., and may retain an executive search firm and/or outside legal, financial or other external counsel that they deem necessary or desirable to assist in the nominating and/or screening process.

ITEM 10.  CONTROLS AND PROCEDURES.
(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this document.

(b) No changes in the registrant's internal control over financial reporting occurred during the registrant's last fiscal half-year that materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not applicable

(a)(2) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

(b) Certifications of principal executive officer and principal financial officer as required by rule 30a-2(b) under the Investment Company Act of 1940 are attached as Exhibit 99.906CERT

SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Alger Institutional Funds

By:   /s/Dan C. Chung

      Dan C. Chung

      President

Date: June 30, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/Dan C. Chung

      Dan C. Chung

      President

Date: June 30, 2004

By:   /s/Frederick A. Blum

      Frederick A. Blum

      Treasurer

Date: June 30, 2004